Securities Act Registration No. 333-07595
                                       Investment Company Act Reg. No. 811-07695
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                         ------------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.                         [ ]


                       Post-Effective Amendment No. 16                       |X|
                                     and/or


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|


                                Amendment No. 17                             |X|
                        (Check appropriate box or boxes.)
                         ------------------------------


                           HENNESSY MUTUAL FUNDS, INC.
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

       The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, CA 94945
       -------------------------------------------------------------------
          (Address of Principal Executive Offices, including Zip Code)

                                 1-800-966-4354
                              --------------------
              (Registrant's Telephone Number, including Area Code)


            Neil J. Hennessy                                 Copy to:
        Hennessy Advisors, Inc.
          The Courtyard Square                           Richard L. Teigen
            750 Grant Avenue                            Foley & Lardner LLP
               Suite 100                             777 East Wisconsin Avenue
            Novato, CA 94945                         Milwaukee, Wisconsin 53202
    ------------------------------
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)


|X|  on December 3, 2004 pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a) (1)


[ ]  on (date) pursuant to paragraph (a) (1)


[ ]  75 days after filing pursuant to paragraph (a) (2)


[ ]  on January 31, 2004 pursuant to paragraph (a) (2) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        HENNESSY CORNERSTONE GROWTH FUND

                         HENNESSY CORNERSTONE VALUE FUND

                             HENNESSY FOCUS 30 FUND

                      series of Hennessy Mutual Funds, Inc.




                The date of this Prospectus is December 3, 2004.

                              www.hennessyfunds.com

--------------------------------------------------------------------------------

Hennessy Cornerstone Growth Fund is a stock mutual fund that seeks long-term growth of capital.

Hennessy Cornerstone Value Fund is a stock mutual fund that seeks total return, consisting of capital appreciation and current income.

Hennessy Focus 30 Fund is a stock mutual fund that seeks long-term growth of capital.

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Summary Information .....................................................     1
Fund Descriptions and Performance .......................................     1
   Cornerstone Growth Fund ..............................................     2
   Cornerstone Value Fund ...............................................     5
   Focus 30 Fund ........................................................     8
Fees and Expenses .......................................................    10
Performance Information .................................................    11
Management of the Funds .................................................    14
Shareholder Information .................................................    15
Pricing of Fund Shares ..................................................    21
Dividends, Distributions and Taxes ......................................    21
Financial Highlights ....................................................    22

SUMMARY INFORMATION
--------------------------------------------------------------------------------

                               SUMMARY INFORMATION

     The table below lists the investment objectives, certain investment characteristics and principal risks of the Hennessy Funds. Other important characteristics are described in the individual Fund summaries, beginning on page two.


 Fund Name                    Investment Objective      Main Investments          Risks
----------------------------------------------------------------------------------------------------------
 Cornerstone Growth Fund     o Long-term growth        o Common stocks           o Formula investing risk
                               of capital              o Foreign securities      o Market risk
                                                       o American Depository     o Small and medium sized
                                                         Receipts                  companies risk
                                                                                 o Foreign securities risk
 Cornerstone Value Fund      o Total return,           o Common stocks           o Formula investing risk
                               consisting of capital   o Foreign securities      o Market risk
                               appreciation and
                               current income          o American Depository     o Small and medium sized
                                                         Receipts                  companies risk
                                                                                 o Foreign securities risk
 Focus 30 Fund               o Long-term growth        o Common stocks           o Formula investing risk
                               of capital                                          o Market risk
                                                                                 o Small and medium sized
                                                                                   companies risk

                        FUND DESCRIPTIONS AND PERFORMANCE

     The Hennessy Funds provide a range of investment choices emphasizing common stock investing. The following Fund summaries identify each Fund's investment objective, principal investment strategies, principal risks and performance information.

     You could lose money investing in the Hennessy Funds. The fact that a Fund has a good performance in the past is no assurance that the value of a Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CORNERSTONE GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE

     The Cornerstone Growth Fund is a stock mutual fund that seeks long-term growth of capital.

PRINCIPAL STRATEGY
     The Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Cornerstone Growth Strategy[RegTM] (the "Strategy"). The Fund may also invest in foreign securities and American Depository Receipts ("ADRs"). The Strategy selects from the O'Shaughnessy All Stock Universe[TM] the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:
   (1) annual earnings that are higher than the previous year;
   (2) a price-to-sales ratio below 1.5;1
   (3) positive relative strength over the past three and six month periods;
       and
   (4) historical trading volume sufficient to allow the Fund to purchase the required number of shares during the Re-Balance Period (defined below).

     The O'Shaughnessy All Stocks Universe[TM] consists of all the domestic and foreign common stocks in the Standard & Poor's Compustat ("S&P Compustat") database (the "COMPUSTAT[RegTM] Database") with market capitalizations exceeding $134 million. The COMPUSTAT[RegTM] Database contains financial, statistical and market data for different regions of the world.2

     When the Fund began operations, it purchased 50 stocks as dictated by its Strategy, based on information at that time. The Fund's holdings of each stock in its portfolio were initially weighted equally by dollar amount. Since then, the Fund has rebalanced its portfolio annually based on information available during the three months preceding and two months after the calendar year-end of the preceding year (the "Re-Balance Period"), in accordance with its Strategy. During the Re-Balance Period of each year: (i) stocks meeting the Strategy's criteria on or about the immediately preceding year-end are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects that the stocks held in the Fund's portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

     When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks

------------

1 A stock's price-to-sales ratio is computed by dividing the market value of the stock by the issuer's most recent 12 months sales.
2 Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT[RegTM] Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT[RegTM] Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT[RegTM] Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT[RegTM] Database. "Standard & Poor" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

CORNERSTONE GROWTH FUND
--------------------------------------------------------------------------------

selected for the Fund using the Strategy as of the most recent rebalancing of the Fund's portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

     Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks, as described under "Principal Risks" below.

PRINCIPAL RISKS
     The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

     Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that:
(i) the market factors that caused the stocks held in the Fund's portfolio to meet the Strategy's criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock's price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund's portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

     Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements;
(v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able

CORNERSTONE GROWTH FUND
--------------------------------------------------------------------------------

to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards;
(xii) the imposition of withholding taxes on income from such securities; and
(xiii) confiscatory taxation.


PERFORMANCE
     The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average annual return over time compared with broad-based market indices. This past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's future performance may be better or worse.

                           Cornerstone Growth Fund
                        Calendar Year Total Returns (%)

[THE FOLLOWING INFORMATION IS REPRESENTED BY A BAR CHART IN THE
PRINTED DOCUMENT]


                       '97                         31.33%
                       '98                          3.67%
                       '99                         37.72%
                       '00                          5.30%
                       '01                         12.15%
                       '02                         -4.71%
                       '03                         45.82%

------------

Note: During the seven year period shown in the bar chart, the Fund's highest quarterly return was 32.04% for the quarter ended December 31, 1999 and the lowest quarterly return was -28.53% for the quarter ended September 30, 1998.

   The Fund's year to date total return is -1.40% (January 1, 2004 through the quarter ended September 30, 2004).

--------------------------------------------------------------------------------

 Average Annual Total Returns                                                                Past Year
(for the periods ended December 31, 2003)                                                  ------------
 Hennessy Cornerstone Growth Fund
  Return before taxes ..........................................  ........................      45.82%
  Return after taxes on distributions(1) .......................  ........................      45.82%
  Return after taxes on distributions and sale of Fund shares(1)   .......................      29.78%
 S&P 500(2)(4) ...........................................................................      28.63%
 Russell 2000 Index(3)(4) ................................................................      47.24%

                                                                                                 Since the inception
                                                                                       Past        date of the Fund
 Average Annual Total Returns                                                      Five Years     (November 1, 1996)
(for the periods ended December 31, 2003)                                        -------------- ---------------------
 Hennessy Cornerstone Growth Fund
  Return before taxes ..........................................  ...............      17.71%             17.10%
  Return after taxes on distributions(1) .......................  ...............      15.32%             14.55%
  Return after taxes on distributions and sale of Fund shares(1)   ..............      14.04%             13.48%
 S&P 500(2)(4) ..................................................................      (0.56%)             8.21%
 Russell 2000 Index(3)(4) .......................................................       7.20%              8.64%

 ------------

(1) The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
(3) The Russell 2000 Index is a recognized small cap index of the 2,000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.
(4)  Reflects no deduction for fees, expenses or taxes.
--------------------------------------------------------------------------------

CORNERSTONE VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE
     The Cornerstone Value Fund is a stock mutual fund that seeks total return, consisting of capital appreciation and current income.


PRINCIPAL STRATEGY
     The Cornerstone Value Fund seeks to achieve its investment objectives by investing substantially all of its assets in common stocks selected through the Cornerstone Value Strategy[RegTM] (the "Strategy"). The Fund may also invest in foreign securities or American Depository Receipts ("ADRs"). The Strategy involves the selection from the O'Shaughnessy Market Leaders Universe[TM] of the 50 common stocks with the highest dividend yields as of the date of purchase that have historical trading volume sufficient to allow for the Fund to purchase the required number of shares during the Re-Balance Period. The O'Shaughnessy Market Leaders Universe[TM] consists of those domestic and foreign stocks in the COMPUSTAT[RegTM] Database which are not power utility companies and which have (i) market capitalization exceeding the average of the COMPUSTAT[RegTM] Database; (ii) 12 month sales which are 50% greater than the average for the COMPUSTAT[RegTM] Database; (iii) a number of shares outstanding which exceeds the average for the COMPUSTAT[RegTM] Database; and (iv) cash flow which exceeds the average for the COMPUSTAT[RegTM] Database. The COMPUSTAT[RegTM] Database contains financial, statistical and market data for different regions of the world.1

     When the Fund began operations, it purchased 50 stocks as dictated by its Strategy, based on information at that time. The Fund's holdings of each stock in its portfolio were initially weighted equally by dollar amount. Since then, the Fund has rebalanced its portfolio annually based on information available during the three months preceding and two months after the calendar year-end of the preceding year (the "Re-Balance Period"), in accordance with its Strategy. During the Re-Balance Period of each year, (i) stocks meeting the Strategy's criteria on or about the immediately preceding year-end are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects that the stocks held in the Fund's portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

     When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the Fund's portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent

------------

1 Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT[RegTM] Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT[RegTM] Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT[RegTM] Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT[RegTM] Database. "Standard & Poor" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

CORNERSTONE VALUE FUND
--------------------------------------------------------------------------------

basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

     Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks, as described under "Principal Risks" below.


PRINCIPAL RISKS
     The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

     Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that:
(i) the market factors that caused the stocks held in the Fund's portfolio to meet the Strategy's criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock's price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund's portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

     Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

     Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements;
(v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards; (xii) the imposition of withholding taxes on income from such securities; and (xiii) confiscatory taxation.

CORNERSTONE VALUE FUND
--------------------------------------------------------------------------------

PERFORMANCE
     The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average annual return over time compared with broad-based market indices. This past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's future performance may be better or worse.

[THE FOLLOWING INFORMATION IS REPRESENTED BY A BAR CHART IN THE
PRINTED DOCUMENT]


                             Cornerstone Value Fund
                         Calendar Year Total Returns (%)

                       '97                         15.29%
                       '98                          6.59%
                       '99                          6.01%
                       '00                          8.77%
                       '01                          6.60%
                       '02                        -16.03%
                       '03                         28.39%

------------
Note: During the seven year period shown in the bar chart, the Fund's highest quarterly return was 17.63% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.37% for the quarter ended September 30, 2002.

   The Fund's year to date total return is 3.69% (January 1, 2004 through the quarter ended September 30, 2004).


 Average Annual Total Returns                                                                Past Year
(for the periods ended December 31, 2003)                                                  ------------
 Hennessy Cornerstone Value Fund
  Return before taxes ..........................................  ........................      28.39%
  Return after taxes on distributions(1) .......................  ........................      28.05%
  Return after taxes on distributions and sale of Fund shares(1)   .......................      18.90%
 S&P 500(2)(4) ...........................................................................      28.63%
 Russell 1000 Index(3) ...................................................................      29.87%
 ------------


                                                                                                            Since the inception
                                                                                                 Past        date of the Fund
 Average Annual Total Returns                                                                Five Years     (November 1, 1996)
(for the periods ended December 31, 2003)                                                  -------------- ---------------------
 Hennessy Cornerstone Value Fund
  Return before taxes ..........................................  ........................        5.79%              7.08%
  Return after taxes on distributions(1) .......................  ........................        4.03%              5.37%
  Return after taxes on distributions and sale of Fund shares(1)   .......................        3.84%              5.03%
 S&P 500(2)(4) ...........................................................................       (0.56%)             8.21%
 Russell 1000 Index(3) ...................................................................       (0.08%)             8.27%
 ------------


(1)  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact
     of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax
     returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual
     retirement accounts.
(2)  The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
(3)  The Russell 1000 Index is comprised of large cap U.S. stocks and is commonly used as a benchmark for U.S. funds. The funds in this
     index have a similar investment objective as the Cornerstone Value Fund.
(4)  Reflects no deduction for fees, expenses or taxes.

FOCUS 30 FUND
--------------------------------------------------------------------------------

OBJECTIVE
     The Focus 30 Fund is a stock mutual fund that seeks long-term growth of capital.


PRINCIPAL STRATEGY
     The Focus 30 Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Focus 30 Formula (the "Formula"). The Formula selects securities from the Standard & Poor's Compustat ("S&P Compustat") database (the "COMPUSTAT[RegTM] Database") whose market value is between $1 billion and $10 billion, excluding American Depository Receipts, and excluding any equities whose price is less than $5 per share. Through the Formula, 30 common stocks with the highest one-year price appreciation as of the date of purchase are chosen. The chosen common stocks must also meet the following criteria:

   (1) a price-to-sales ratio below 1.5;1

   (2) annual earnings that are higher than the previous year;

   (3) positive relative strength over the past three and six month periods;
       and

   (4) historical trading volume sufficient to allow for the Fund to purchase the required number of shares during the Re-Balance Period.

     The COMPUSTAT[RegTM] Database contains financial, statistical and market data for different regions of the world.2

     When the Fund began operations, it purchased 30 stocks as dictated by its Formula based on information available at that time. The Fund's holdings of each stock in its portfolio were initially weighted equally by dollar amount. Since then, the Fund has rebalanced its portfolio annually based on information available during the three months preceding and two months after a chosen rebalance date (the "Re-Balance Period") in accordance with its Formula. During the Re-Balance Period of each year, (i) stocks meeting the Formula's criteria on or about the immediately preceding rebalance date are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Formula, the Fund offers a disciplined approach to investing based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects that the stocks held in the Fund's portfolio will remain the same throughout the course of a year despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

------------

1 A stock's price-to-sales ratio is computed by dividing the market value of the stock by the issuer's most recent twelve months sales.
2 Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT[RegTM] Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT[RegTM] Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT[RegTM] Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT[RegTM] Database. "Standard & Poor" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

FOCUS 30 FUND
--------------------------------------------------------------------------------

     When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Formula as of the most recent rebalancing of the Fund's portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis but may be on a more or less frequent basis in the discretion of the Manager depending on certain factors including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Formula.


PRINCIPAL RISKS
     The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

     Formula Investing Risk: The Fund will adhere to its Formula during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds) despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund's portfolio to meet the Formula's criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock's price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund's portfolio is rebalanced annually in accordance with its Formula. Rebalancing may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

     Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources, and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.


PERFORMANCE
     The Fund is a newly-organized series of Hennessy Mutual Funds, Inc. and does not have an operating history for a full calendar year. On September 17, 2003, the Fund acquired the assets, and assumed the liabilities, of the SYM Select Growth Fund, a former series of Advisors Series Trust (the "SYM Fund"). The past performance of the SYM Fund is not relevant to investors in the Fund because the SYM Fund did not utilize the Focus 30 Formula. Calendar year total return performance information of the Fund will be included in future prospectuses after the Fund has completed one calendar year of operations under the Manager. The Fund's year to date total return is 2.33% (January 1, 2004 through the quarter ended September 30, 2004).

FEES AND EXPENSES
--------------------------------------------------------------------------------

                               FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                        Cornerstone
                                                                        Growth Fund
                                                                       -------------
SHAREHOLDER FEES
 (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases ...................        None
Maximum deferred sales charge (load) ...............................        None
Maximum sales charge (load) imposed on reinvested dividends
  and distributions ................................................        None
Redemption fee (as a percentage of amount redeemed)(1) .............       1.50%
Exchange Fee(2) ....................................................       1.50%
ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fees ....................................................       0.74%
Distribution and Service (12b-1) Fees ..............................        None
Other Expenses .....................................................       0.51%
                                                                       ---------
 Service Fees ................................................  0.10%
 All remaining Other Expenses ................................  0.41%
Total Gross Expenses ...............................................       1.25%
Less Expense Waiver/Reimbursement(3) ...............................       0.00%
                                                                       ---------
Total Annual Fund Operating Expenses ...............................       1.25%
                                                                       =========

                                                                        Cornerstone        Focus
                                                                         Value Fund       30 Fund
                                                                       -------------     ----------
SHAREHOLDER FEES
 (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases ........                   None            None
Maximum deferred sales charge (load) ....................                   None            None
Maximum sales charge (load) imposed on reinvested dividends
  and distributions .....................................                   None            None
Redemption fee (as a percentage of amount redeemed)(1) ..                  1.50%           1.50%
Exchange Fee(2) .........................................                  1.50%           1.50%
ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fees .........................................                  0.74%           1.00%
Distribution and Service (12b-1) Fees ...................                   None            None
Other Expenses ..........................................                  0.44%           0.41%
                                                                       ---------         --------
 Service Fees ................................................  0.10%             0.00%
 All remaining Other Expenses ................................  0.34%             0.41%
Total Gross Expenses ....................................                  1.18%           1.41%
Less Expense Waiver/Reimbursement(3) ....................                  0.00%           0.00%
                                                                       ---------         --------
Total Annual Fund Operating Expenses ....................                  1.18%           1.41%
                                                                       =========         ========

------------

(1) If you redeem shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $15.00 for each wire redemption.
(2) If you exchange shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your exchange proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $5.00 for each telephone exchange.
(3) The Manager has contractually agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating
    Expenses do not exceed 1.45% of the average daily net assets annually of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc. The Manager may recover waived advisory fees in subsequent years.


EXAMPLE

     This Example is intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

--------------------------------------------------------------------------------

                                       One Year     Three Years       Five Years     Ten Years
                                    ------------  ---------------  --------------  ------------
  Cornerstone Growth Fund .........    $  283         $   397          $  686        $  1,511
  Cornerstone Value Fund ..........    $  276         $   375          $  649        $  1,432
  Focus 30 Fund ...................    $  299         $   446          $  771        $  1,691

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                            PERFORMANCE INFORMATION

                        HENNESSY CORNERSTONE GROWTH FUND

[The following table was depicted as a line graph in the printed material.]

          Hennessy Cornerstone
              Growth Fund       S&P 500 Index   Russell 2000 Index
              -----------       -------------   ------------------
11/1/96*        10000               10000            10000
9/30/97         15304.9             13695.2          13556.3
9/30/98         11077.1             14933.5          10978.3
9/30/99         14305.5             19085.3          13071.5
9/30/00         22545.7             21618.9          16128.4
9/30/01         20077.6             15863            12707.2
9/30/02         20959               12612.3          11525.5
9/30/03         27598.3             15689.5          15733.9
9/30/04         30560.1             17865.4          18686.3


                         Average Annual Rates of Return
                          (as of September 30, 2004)

--------------------------------------------------------------------------------

                                          One Year Ended        Five Years Ended       Since Inception
                                       September 30, 2004     September 30, 2004     November 1, 1996
                                      --------------------   --------------------   ------------------
 Hennessy Cornerstone Growth Fund               10.74%                16.39%                 15.15%
 S&P 500 Index                                  13.87%                (1.31)%                 7.61%
 Russell 2000 Index                             18.77%                 7.41%                  8.22%

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                        HENNESSY CORNERSTONE VALUE FUND



[The following table was depicted as a line graph in the printed material.]

          Hennessy Cornerstone
              Value Fund        S&P 500 Index   Russell 1000 Index
              -----------       -------------   ------------------
11/1/96*        10000              10000            10000
9/30/97         11521.2            13695.2          13640
9/30/98         11023.8            14933.5          14643.9
9/30/99         12911.2            19085.3          18593.4
9/30/00         13078.8            21618.9          21904.8
9/30/01         14044.5            15863            15679.5
9/30/02         11790.5            12612.3          12620.4
9/30/03         14133.4            15689.5          15793.2
9/30/04         16935.2            17865.4          17988.5



                         Average Annual Rates of Return
                          (as of September 30, 2004)

--------------------------------------------------------------------------------

                                         One Year Ended        Five Years Ended       Since Inception
                                      September 30, 2004     September 30, 2004     November 1, 1996
                                     --------------------   --------------------   ------------------
 Hennessy Cornerstone Value Fund               19.83%                  5.58%                6.88%
 S&P 500 Index                                 13.87%                 (1.31)%               7.61%
 Russell 1000 Index                            13.90%                 (0.66)%               7.70%

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

                            HENNESSY FOCUS 30 FUND

[The following table was depicted as a line graph in the printed material.]

            Hennessy Focus
                30 Fund         S&P 500 Index  S&P 400 MidCap Index
              -----------       -------------  --------------------
9/17/03*         10000             10000              10000
9/30/03           9554              9585               9607
12/31/03         10618.3           10752.5            10874.2
3/31/04          11237.4           10934.2            11424.4
6/30/04          11249.7           11122.2            11535.2
9/30/04          10866.1           10914.2            11293



                         Average Annual Rates of Return
                           (as of September 30, 2004)

--------------------------------------------------------------------------------

                                One Year Ended         Since Inception
                             September 30, 2004     September 17, 2003*
                            --------------------   --------------------
 Hennessy Focus 30 Fund               13.73%                  8.35%
 S&P MidCap 400 Index                 17.55%                 12.50%
 S&P 500 Index                        13.87%                  8.84%

--------------------------------------------------------------------------------

------------

* On September 17, 2003, the SYM Select Growth Fund merged into the Hennessy Focus 30 Fund. Due to the change in advisor and investment technique, performance is being quoted for the period after the merger.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

     Hennessy Advisors, Inc. is the investment manager of each Fund. The Manager's address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945. The Manager has been providing investment advisory services since 1989. The Manager is also the investment manager for the Hennessy Balanced Fund and the Hennessy Total Return Fund, series of Hennessy Funds, Inc. The Manager also furnishes each Fund with office space and certain administrative services and provides most personnel needed by the Funds. For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the fiscal year ended September 30, 2004, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid advisory fees of 0.74% of its average daily net assets, and the Focus 30 Fund paid advisory fees equal to 1.00% of its average daily net assets.

     Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of each Fund and for developing and executing each Fund's investment program. Mr. Hennessy is committed to the Formula investing programs utilized by the Funds. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.

EXPENSE LIMITATION AGREEMENTS

     Each Fund is responsible for its own operating expenses. The Manager has contractually agreed to waive a portion of its investment advisory fees to the extent necessary to ensure that Total Annual Fund Operating Expenses of the Focus 30 Fund do not exceed 1.45% of the average daily net assets of the Fund.

     Any reduction in advisory fees or payment of expenses made by the Manager is subject to reimbursement by the Focus 30 Fund if requested by the Manager in subsequent fiscal years. This reimbursement may be requested by the Manager in subsequent fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Reimbursements made in the Fund's first and second years of operation are eligible for reimbursement through the end of the Fund's sixth fiscal year, and reimbursements made in the third year of operations are eligible for reimbursement through the end of the Fund's seventh fiscal year. Any such reimbursement will be reviewed by the Directors. The Directors may terminate the expense reimbursement arrangement for the Fund at any time. The Fund must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of fees and/or expenses.

SERVICING AGREEMENT

     The Cornerstone Growth Fund and Cornerstone Value Fund have entered into a Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

     o maintaining an "800" number which current shareholders may call to ask questions about the Funds or their accounts with the Funds;

     o    assisting shareholders in processing exchange and redemption requests;

     o assisting shareholders in changing dividend options, account designations and addresses;

     o    responding generally to questions of shareholders; and

     o    providing such other similar services as the Funds may request.

     For such services, each of the Cornerstone Growth Fund and Cornerstone Value Fund pays an annual service fee to the Manager equal to 0.10% of its average daily net assets.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

PURCHASE OF SHARES

     The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for all of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds. The Funds may waive the minimum investment requirements from time to time.

     You may purchase shares of the Funds by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds are not required to issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

     The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. Shares of the Funds have not been registered for sale outside of the United States.

How do I purchase shares by check?

     If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check (made payable to "Hennessy Cornerstone Growth Fund", "Hennessy Cornerstone Value Fund" or "Hennessy Focus 30 Fund", as applicable) to:

         Hennessy Mutual Funds, Inc.
         c/o U.S. Bancorp Fund Services, LLC
         P. O. Box 701
         Milwaukee, WI 53201-0701

     If you wish to send your Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

         Hennessy Mutual Funds, Inc.
         c/o U.S. Bancorp Fund Services, LLC
         3rd Floor
         615 East Michigan Street
         Milwaukee, WI 53202-5207

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     In compliance with the USA Patriot Act of 2001, please note that the Funds' transfer agent, US Bancorp Fund Services, LLC (the "Transfer Agent"), will verify certain information on your account application as part of the Funds'Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 if you need additional assistance when completing your application.

How do I purchase shares by wire?

     A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the New York Stock Exchange ("NYSE") is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern/1:00 P.M. Pacific) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.

   Your bank should transmit immediately available funds by wire in your name to:

         Hennessy Mutual Funds, Inc.
         c/o U.S. Bank, N.A.
         777 E. Wisconsin Ave.
         Milwaukee, WI 53202
         ABA# 075000022

         Credit:
         U.S. Bancorp Fund Services LLC
         Account Number: 112-952-137

         Further Credit:
         (mutual fund name)
         (shareholder name)
         (account number)

Can I purchase shares through broker-dealers?

     You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectuses.

     You may also buy, sell and exchange shares of the Funds through other outside broker-dealers that have not made arrangements with the Funds to sell their shares. Such broker-dealers may purchase shares of the Funds by telephone if they have made arrangements in advance with the Funds. To place a telephone order, such broker-dealer should call the Funds at 1-800-966-4354 or 1-415-899-1555.

AUTOMATIC INVESTMENT PLAN

     For your convenience, each Fund offers an Automatic Investment Plan (the "Plan"). Under this Plan, after your initial investment in a Fund, you authorize that Fund to withdraw from your checking or savings account each month or quarter an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Automatic Investment Plan Application (the "Application"). If you are an existing shareholder, you may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an Application. Signed Applications should be received by the Transfer Agent at least 15 business days prior to your initial trans-

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

action. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

     You may invest in the Funds under the following prototype retirement plans:

     o    Coverdell Education Savings Account;

     o    Traditional IRA;

     o    Roth IRA;

     o    SEP-IRA for sole proprietors, partnerships and corporations; or

     o Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

     Investors can obtain further information about the IRAs and the Coverdell Education Savings Account by calling the Funds at 1-800-966-4354 or 1-415-899-1555. The Hennessy Mutual Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing in them. The current fee schedule for a retirement account is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

HOW TO EXCHANGE SHARES

     You may exchange shares of any Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with Hennessy Mutual Funds, Inc. or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-261-6950 or 1-414-765-4124.

     If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the First American Prime Obligations Fund at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

How do I exchange shares by mail?

     You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all of the shareholders whose names appear on the account registration.

How do I exchange shares by telephone?

     If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 1:00 P.M., Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How do I sell shares by telephone?". You will be charged a $5.00 fee for exchanges of Fund shares by telephone. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

     The Funds reserve the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative. Redemptions that are received no later than 1:00 P.M., Pacific time, will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

How do I sell shares by mail?

     You may redeem your shares by sending a written request to the Transfer Agent. The redemption request should include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) duly endorsed share certificates, if issued; (v) any signature guarantees that are required; and
(vi) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by all shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

When are signature guarantees required?

     To protect the Funds and their shareholders, except as noted in the following paragraph, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted for any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     The Funds will waive the signature guarantee required on redemption requests that instruct that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and
(iv) no shares represented by certificate are being redeemed. In addition, the Funds may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

How do I sell shares by telephone?

     If you complete the "Shareholder Privileges" section of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE. Telephone redemptions will not be accepted with respect to shares represented by certificates or for retirement accounts.

     When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of person identification. If the Funds and the Transfer Agent follow

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon written notice to shareholders. The Funds may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Funds, continuation of the privilege would be detrimental to the Funds and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How do I purchase shares by check?" above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

When will I receive my redemption proceeds?

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you made your redemption request by telephone, the proceeds will be mailed within one or two days. If you request, redemption proceeds will be wired on the next business day to the bank account you have designated in your Account Application or written instructions. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires.

     Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If either Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

When will I pay a redemption fee?

     The Funds are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, each Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than three months. This fee will be paid to the Fund to help offset transactions costs. In determining the three-month holding period, the Funds will use the "first-in, first-out" method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than three months, the fee will be assessed.

     This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. In addition, this fee may not apply to shares held in broker omnibus accounts.

Can my account be involuntarily redeemed?

     The Funds may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

$2,500 before the Funds make an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Funds take any action.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

     As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program (the "Program"). If you elect this method of redemption, the Fund will send you or a designated third party a check in a minimum amount of $50. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

OTHER INFORMATION
--------------------------------------------------------------------------------

                            PRICING OF FUND SHARES

     The price of each Fund's shares is based on the Fund's net asset value. This is calculated by dividing each Fund's assets, minus its liabilities, by the number of shares outstanding. Each Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders by that Fund. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of each Fund's shares is normally determined as of the close of regular trading on the NYSE. This is normally 1:00 P.M., Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year. You have three distribution options:

     o Automatic Reinvestment Option -- Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option -- Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option -- Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-261-6950.

     Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the financial performance of the Cornerstone Growth Fund and Cornerstone Value Fund. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Cornerstone Growth Fund or Cornerstone Value Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. Information for the fiscal years ended September 30, 2004, September 30, 2003, September 30, 2002, and September 30, 2001, has been audited by KPMG LLP, an independent registered public accounting firm. Their report and the financial statements for the Cornerstone Growth Fund and Cornerstone Value Fund are included in the Annual Report, which is available upon request. Information for prior periods was audited by a different independent registered public accounting firm.

     The Focus 30 Fund commenced operations on September 17, 2003 when it acquired the assets of, and assumed the liabilities of, the SYM Fund. The information presented for the Focus 30 Fund from January 2, 2001 through September 30, 2003 is intended to help you understand the financial performance of the SYM Fund. However, the total returns of the SYM Fund are not relevant to investors in the Focus 30 Fund because the SYM Fund did not utilize the Focus 30 Formula. Information for the nine months ended September 30, 2003 and year ended September 30, 2004, has been audited by KPMG LLP, an independent registered public accounting firm. Their report and the financial statements for the Focus 30 Fund are included in the Annual Report, which is available upon request. Information for prior periods was audited by a different independent registered public accounting firm.

                            Cornerstone Growth Fund

                                                               Year Ended September 30,
                                                                   2004          2003
                                                              ------------- -------------
PER SHARE DATA:
Net asset value, beginning of year ..........................   $   17.23     $   13.55
                                                                ---------     ---------
 Income from investment operations:
   Net investment loss(1) ...................................       (0.13)        (0.07)
   Net realized and unrealized
   gains (losses) on securities .............................        1.98          4.23
                                                                ---------     ---------
    Total from investment operations ........................        1.85          4.16
                                                                ---------     ---------
 Less Distributions:
   Dividends from realized capital gains ....................          --         (0.48)
                                                                ---------     ---------
    Total distributions .....................................          --         (0.48)
                                                                ---------     ---------
 Redemption fees retained(2) ................................          --            --
                                                                ---------     ---------
 Net asset value, end of year ...............................   $   19.08     $   17.23
                                                                =========     =========
TOTAL RETURN ................................................       10.74%        31.67%
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (millions) .........................   $  866.0      $  752.0
 Ratio of expenses to average net assets ....................        1.25%         1.27%
 Ratio of net investment loss to average net assets .........       (0.68%)       (0.60%)
 Portfolio turnover rate ....................................      106.97%        74.80%



                                                                      Year Ended September 30,
                                                                   2002          2001          2000
                                                              ------------- ------------- -------------
PER SHARE DATA:
Net asset value, beginning of year ..........................   $   13.98     $   19.48     $   12.36
                                                                ---------     ---------     ---------
 Income from investment operations:
   Net investment loss(1) ...................................       (0.07)        (0.09)        (0.16)
   Net realized and unrealized
   gains (losses) on securities .............................        0.67         (1.91)         7.28
                                                                ---------     ---------     ---------
    Total from investment operations ........................        0.60         (2.00)         7.12
                                                                ---------     ---------     ---------
 Less Distributions:
   Dividends from realized capital gains ....................       (1.03)        (3.50)           --
                                                                ---------     ---------     ---------
    Total distributions .....................................       (1.03)        (3.50)           --
                                                                ---------     ---------     ---------
 Redemption fees retained(2) ................................          --            --            --
                                                                ---------     ---------     ---------
 Net asset value, end of year ...............................   $   13.55     $   13.98     $   19.48
                                                                =========     =========     =========
TOTAL RETURN ................................................        4.47%       (10.95%)       57.61%
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (millions) .........................   $  342.4      $   155.5      $  182.5
 Ratio of expenses to average net assets ....................        1.10%         1.11%         1.18%
 Ratio of net investment loss to average net assets .........       (0.73%)       (0.60%)       (0.90%)
 Portfolio turnover rate ....................................       70.33%       103.33%        95.28%

------------


(1) Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(2) Amount is less than $0.01.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            Cornerstone Value Fund

                                                                  Year Ended September 30,
                                                                      2004           2003
                                                                ---------------- ------------
PER SHARE DATA:
 Net asset value, beginning of year ...........................    $   10.51       $  8.95
                                                                   ---------       -------
 Income from investment operations:
   Net investment income ......................................         0.31 (1)     0.21
   Net realized and unrealized
   gains (losses) on securities ...............................         1.76          1.55
                                                                   ------------    -------
    Total from investment operations ..........................         2.07         1.76
                                                                   ------------    -------
 Less Distributions:
   Dividends from net investment income .......................        (0.21)        (0.20)
   Dividends from net realized gains ..........................           --            --
                                                                   ------------    -------
    Total distributions .......................................        (0.21)        (0.20)
                                                                   ------------    -------
 Redemption fees retained(2) ..................................           --            --
                                                                   ------------    -------
 Net asset value, end of year .................................    $   12.37       $ 10.51
                                                                   ============    =======
TOTAL RETURN ..................................................        19.83%        19.88%
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (millions) ...........................    $   194.5        $ 20.3
 Ratio of expenses to average net assets ......................         1.18%         1.51%
 Ratio of net investment income to average net assets .........         2.56%         2.10%
 Portfolio turnover rate ......................................         8.20%        57.29%



                                                                      Year Ended September 30,
                                                                     2002         2001        2000
                                                                ------------- ----------- -----------
PER SHARE DATA:
 Net asset value, beginning of year ...........................   $   10.91    $ 10.29     $ 11.90
                                                                  ---------    -------     -------
 Income from investment operations:
   Net investment income ......................................        0.25       0.24        0.32
   Net realized and unrealized
   gains (losses) on securities ...............................       (1.95)      0.52       (0.18)
                                                                  ---------    -------     --------
    Total from investment operations ..........................       (1.70)      0.76        0.14
                                                                  ---------    -------     --------
 Less Distributions:
   Dividends from net investment income .......................       (0.26)     (0.14)     (0.47)
   Dividends from net realized gains ..........................          --         --      (1.28)
                                                                  ---------    --------    --------
    Total distributions .......................................       (0.26)     (0.14)     (1.75)
                                                                  ---------    --------    --------
 Redemption fees retained(2) ..................................          --          --          --
                                                                  ---------    --------    --------
 Net asset value, end of year .................................   $    8.95    $ 10.91     $ 10.29
                                                                  =========    ========    ========
TOTAL RETURN ..................................................      (16.05%)     7.38%       1.30%
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (millions) ...........................   $    15.8     $ 20.4      $ 17.5
 Ratio of expenses to average net assets ......................        1.43%      1.74%       1.85%
 Ratio of net investment income to average net assets .........        2.12%      2.12%       2.36%
 Portfolio turnover rate ......................................       76.93%     78.01%      86.13%

------------


(1) Calculated using average shares outstanding during year.
(2) Amount is less than $0.01.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                           Hennessy Focus 30 Fund(1)

                                                                      January 1, 2003                          January 2, 2001*
                                                  Year Ended              Through              Year Ended           Through
                                              September 30, 2004   September 30, 2003(1)   December 31, 2002   December 31, 2001
                                             -------------------- ----------------------- ------------------- ------------------
PER SHARE DATA:
 Net asset value, beginning of period ......      $   7.72               $   6.63              $   9.27            $ 10.00
                                                  --------               --------              --------            -------
 Loss from investment operations:
   Net investment loss .....................         (0.08)                 (0.03)                (0.02)             (0.02)
   Net realized and unrealized gains
    (losses) on securities .................          1.14                   1.12                 (2.62)             (0.71)
                                                  --------               --------              --------            -------
    Total from investment operations .......          1.06                   1.09                 (2.64)             (0.73)
                                                  --------               --------              --------            -------
 Less Distributions:
   Dividends from net investment
    income .................................            --                     --                    --                 --
                                                  --------               --------              --------            -------
   Dividends from net realized gains .......            --                     --                    --                 --
    Total distributions ....................            --                     --                    --                 --
                                                  --------               --------              --------            -------
 Redemption fees retained(2) ...............            --                     --                    --                 --
                                                  --------               --------              --------            -------
 Net asset value, end of period ............      $   8.78               $   7.72              $   6.63            $  9.27
                                                  ========               ========              ========            =======
TOTAL RETURN ...............................         13.73%                 16.44%               (28.48%)            (7.30%)
SUPPLEMENTAL DATA AND
RATIOS:
 Net assets, end of period (millions) ......      $   51.1                $  33.3               $  28.5             $ 43.2
 Ratio of expenses to average
   net assets:
    Before expense reimbursement ...........          1.41%                  1.59%                 1.54%              1.80%
    After expense reimbursement ............          1.41%(3)               1.49%(3)              1.50%              1.50%
 Ratio of net investment loss to average
   net assets:
    Before expense reimbursement ...........         (0.92%)                (0.67%)               (0.24%)            (0.62%)
    After expense reimbursement ............         (0.92%)               ( 0.57%)               (0.20%)            (0.32%)
 Portfolio turnover rate ...................        113.13%                356.77%               291.00%            210.00%

------------


* Commencement of Operations.
(1) The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets and liabilities of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 17, 2003. At the time of the merger, the Manager also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003, the Fund changed its fiscal year end to September from December.
(2) Amount is less than $0.01.
(3) The Hennessy Focus 30 Fund has instituted an expense cap of 1.45%, which will be in effect until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc.

Funds
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Focus 30 Fund
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945


Investment Manager
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
(800) 966-4354


Administrator, Transfer Agent, Dividend
Paying Agent & Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(800) 261-6950


Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202


Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202


Directors
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson


Independent Registered Public Accounting Firm
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601


Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

--------------------------------------------------------------------------------

                                PRIVACY POLICY

                        The Hennessy Mutual Funds, Inc.



We collect the following nonpublic personal information about you:

   o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

   o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non public personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.















                            Not part of prospectus.

     To learn more about the Hennessy Mutual Funds you may want to read the Hennessy Mutual Funds' Statement of Additional Information (or "SAI") which contains additional information about the Funds. The Hennessy Mutual Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
     You also may learn more about the Hennessy Mutual Funds' investments by reading the Hennessy Mutual Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.
     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354.
     Prospective investors and shareholders who have questions about the Hennessy Mutual Funds may also call the above number or write to the following address:
             The Hennessy Mutual Funds, Inc.
             The Courtyard Square
             750 Grant Avenue
             Suite 100
             Novato, CA 94945

     The general public can review and copy information about the Hennessy Mutual Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Hennessy Mutual Funds are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@soc.gov. or by writing to:
             Public Reference Section
             Securities and Exchange Commission
             Washington, D.C. 20549-0102

Please refer to the Hennessy Mutual Funds' Investment Company Act File No. 811-07695, when seeking information about the Hennessy Mutual Funds from the Securities and Exchange Commission.

                    Investment Company Act File No. 811-07695


                                  THE HENNESSY

                               MUTUAL FUNDS, INC.
                           --------------------------


                                   PROSPECTUS

                                DECEMBER 3, 2004




                           Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX


                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX


                                Hennessy Focus 30
                               Fund Symbol: HFTFX





                                     [Logo]
                              Hennessy Mutual Funds



                                    Hennessy
                                  Mutual Funds

                         The Hennessy Mutual Funds, Inc.
                              The Courtyard Square
                           750 Grant Avenue, Suite 100
                            Novato, California 94945
                                1 (415) 899-1555
                                1 (800) 966-4354
                              www.hennessyfunds.com

                  HENNESSY CORNERSTONE GROWTH FUND, SERIES II

                    a series of Hennessy Mutual Funds, Inc.




                The date of this Prospectus is December 3, 2004.



                             www.hennessyfunds.com


--------------------------------------------------------------------------------

Hennessy Cornerstone Growth Fund, Series II is a stock mutual fund that seeks long-term growth of capital.

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS


Summary Information..........................................................2

Fund Description and Performance.............................................2

Fees and Expenses............................................................5

Management of the Fund.......................................................6

Shareholder Information......................................................6

Pricing of Fund Shares......................................................12

Dividends, Distributions and Taxes..........................................12

Financial Highlights........................................................12

CORNERSTONE GROWTH FUND, SERIES II
--------------------------------------------------------------------------------


                              SUMMARY INFORMATION

                  The table below lists the investment objectives, certain investment characteristics and principal risks of the Hennessy Cornerstone Growth Fund, Series II. Other important characteristics are described in the Fund summary, beginning on page 2.






     Investment Objective               Main Investments                        Risks
     --------------------               ----------------                        -----
 o   Long-term growth of capital    o   Common stocks                       o   Formula investing risk
                                    o   Foreign securities                  o   Market risk
                                    o   American Depository Receipts        o   Small  and  medium   sized
                                                                                companies risk
                                                                            o   Foreign securities risk



                        FUND DESCRIPTION AND PERFORMANCE

                  The  following   Fund  summary   identifies   the   investment
objective, principal investment strategies, principal risks and performance information for the Fund.

                  You could lose money investing in the Fund. An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

OBJECTIVE

                  The Cornerstone Growth Fund, Series II is a stock mutual fund that seeks long-term growth of capital.

PRINCIPAL STRATEGY

                  The Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Cornerstone Growth Strategy(R) (the "Strategy"). The Fund may also invest in foreign securities and American Depository Receipts ("ADRs"). The Strategy selects from the O'Shaughnessy All Stock Universe(TM) the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

       (1)    annual earnings that are higher than the previous year;

       (2)    a price-to-sales ratio below 1.5;1

       (3) positive relative strength over the past three and six month periods; and

       (4) historical trading volume sufficient to allow the Fund to purchase the required number of shares during the Re-Balance Period (defined below).

The O'Shaughnessy All Stocks Universe(TM) consists of all the domestic and foreign common stocks in the Standard & Poor's Compustat ("S&P Compustat") database (the "COMPUSTAT(R) Database") with market capitalizations exceeding $134 million. The COMPUSTAT(R) Database contains financial, statistical and market data for different regions of the world.2

-------------------------
1 A stock's price-to-sales ratio is computed by dividing the market value of the stock by the issuer's most recent 12 months sales.
2 Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT(R) Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT(R) Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT(R) Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT(R) Database. "Standard & Poor" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

CORNERSTONE GROWTH FUND, SERIES II
--------------------------------------------------------------------------------



                  When the Fund begins operations, it will purchase 50 stocks as dictated by its Strategy, based on information at that time. The Fund's holdings of each stock in its portfolio will be initially weighted equally by dollar amount. After that time, the Fund will rebalance its portfolio annually (the "Re-Balance Period"), in accordance with its Strategy. During the Re-Balance Period of each year: (i) stocks meeting the Strategy's criteria on or about the immediately preceding June 30 are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.



                  Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects that the stocks held in the Fund's portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.


                  When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the Fund's portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.


                  Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks, as described under "Principal Risks" below.

PRINCIPAL RISKS

                  The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:


o Formula Investing Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund's portfolio to meet the Strategy's criteria as of rebalancing in any given rebalancing cycle will continue during such cycle until the next rebalancing; (ii) any negative conditions adversely affecting a stock's price will not develop or deteriorate during a given rebalancing cycle; or
       (iii) share prices of a stock will not decline during a given rebalancing cycle. The Fund's portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

o Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

o Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.


o Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements; (v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards; (xii) the imposition of withholding taxes on income from such securities; and (xiii) confiscatory taxation.

PERFORMANCE


       The Cornerstone Growth Fund, Series II has no operating history. Performance information for the Cornerstone Growth Fund, Series II will be included in future prospectuses after the Fund has completed one calendar year of operations under the Manager.

FEES AND EXPENSES
--------------------------------------------------------------------------------

                               FEES AND EXPENSES

                  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases....................................                     None
Maximum deferred sales charge (load)................................................                     None
Maximum sales charge (load) imposed on reinvested dividends and distributions.......                     None
Redemption fee (as a percentage of amount redeemed) (1).............................                    1.50%
Exchange Fee(2).....................................................................                    1.50%

 Annual fund operating expenses
(expenses that are deducted from Fund assets)
Management Fees.....................................................................                    0.74%
Distribution and Service (12b-1) Fees...............................................                     None
Other Expenses......................................................................                   0.51%(3)
  Service Fees......................................................................            0.10%
  All remaining Other Expenses......................................................            0.41%
Total Gross Expenses................................................................                    1.25%
Less Expense Waiver/Reimbursement...................................................                    0.00%
                                                                                                        -----
Total Annual Fund Operating Expenses................................................                    1.25%
                                                                                                        =====

---------------
(1) If you redeem shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $15.00 for each wire redemption.

(2) If you exchange shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your exchange proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $5.00 for each telephone exchange.

(3) Other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

                  This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

                  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:



One Year            Three Years         Five Years        Ten Years
--------            -----------         ----------        ---------
  $122                  $381               $660             $1,455

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

                  Hennessy Advisors, Inc. is the investment manager of the Fund. The Manager's address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945. The Manager has been providing investment advisory services since 1989. The Manager is also the investment manager for the Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Value Fund and Hennessy Focus 30 Fund, series of Hennessy Mutual Funds, Inc., and the Hennessy Balanced Fund and Hennessy Total Return Fund, series of Hennessy Funds, Inc. The Manager furnishes the Fund with office space and certain administrative services and provides most personnel needed by the Fund. For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets.


                  Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. Mr. Hennessy is committed to the Formula investing program utilized by the Fund. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.


SERVICING AGREEMENT

                  The Cornerstone Growth Fund, Series II has entered into a Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

o maintaining an "800" number which current shareholders may call to ask questions about the Fund or their accounts with the Fund;

o      assisting shareholders in processing exchange and redemption requests;

o assisting shareholders in changing dividend options, account designations and addresses;

o      responding generally to questions of shareholders; and

o      providing such other similar services as the Fund may request.


                  For such services, the Cornerstone Growth Fund, Series II will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets.



                            SHAREHOLDER INFORMATION

PURCHASE OF SHARES

                  The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time.

                  You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund reserves the right to reject any purchase in whole or in part.

                  The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. Shares of the Fund have not been registered for sale outside of the United States.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

How do I purchase shares by check?

                  If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check (made payable to "Hennessy Cornerstone Growth Fund, Series II") to:

                  Hennessy Mutual Funds, Inc.
                  c/o U.S. Bancorp Fund Services, LLC
                  P. O. Box 701
                  Milwaukee, WI 53201-0701

                  If you wish to send your Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

                  Hennessy Mutual Funds, Inc.
                  c/o U.S. Bancorp Fund Services, LLC
                  3rd Floor
                  615 East Michigan Street
                  Milwaukee, WI 53202-5207

                  Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.


                  In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent, US Bancorp Fund Services, LLC (the "Transfer Agent"), will verify certain information on your account application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 if you need additional assistance when completing your application.


How do I purchase shares by wire?


                  A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the New York Stock Exchange ("NYSE") is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern/1:00 P.M. Pacific) to receive same day pricing. Wired funds received after than time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

                  All wires should specify the name of the Fund, the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



                  To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

                  Hennessy Mutual Funds, Inc.
                  c/o U.S. Bank, N.A.
                  777 East Wisconsin Avenue
                  Milwaukee, WI  53202
                  ABA# 075000022

                  Credit:
                  U.S. Bancorp Fund Services, LLC
                  Account Number: 112-952-137

                  Further Credit:
                  (mutual fund name)
                  (shareholder name)
                  (shareholder account number)



Can I purchase shares through broker-dealers?


                  You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectuses.


                  You may also buy, sell and exchange shares of the Fund through other outside broker-dealers that have not made arrangements with the Fund to sell its shares. Such broker-dealers may purchase shares of the Fund by telephone if they have made arrangements in advance with the Fund. To place a telephone order, such broker-dealer should call the Fund at 1-800-966-4354 or 1-415-899-1555.


AUTOMATIC INVESTMENT PLAN


                  For your convenience, the Fund offers an Automatic Investment Plan (the "Plan"). Under this Plan, after your initial investment in the Fund, you authorize the Fund to withdraw from your checking or savings account each month or quarter an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Automatic Investment Plan Application (the "Application"). If you are an existing shareholder, you may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an Application. Signed Applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.


RETIREMENT PLANS

                  You may invest in the Fund under the following prototype retirement plans:

       o      Coverdell Education Savings Account;

       o      Traditional IRA;

       o      Roth IRA;

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


       o      SEP-IRA for sole proprietors, partnerships and corporations; or

       o Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.


                  Investors can obtain further information about the IRAs and the Coverdell Education Savings Account by calling the Fund at 1-800-966-4354 or 1-415-899-1555. The Hennessy Mutual Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing in them. The current fee schedule for a retirement account is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.


HOW TO EXCHANGE SHARES

                  You may exchange shares of the Fund for shares of any other Hennessy Fund any day the Fund and the NYSE are open for business. You may also exchange shares of the Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with Hennessy Mutual Funds, Inc. or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-261-6950 or 1-414-765-4124.


                  If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the First American Prime Obligations Fund at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.


How do I exchange shares by mail?

                  You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all of the shareholders whose names appear on the account registration.

How do I exchange shares by telephone?


                  If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 1:00 p.m., Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How do I sell shares by telephone?". You will be charged a $5.00 fee for exchanges of Fund shares by telephone. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.


                  The Fund reserves the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders.

HOW TO SELL SHARES

                  You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative. Redemptions that are received no later than 1:00 p.m., Pacific time, will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


How do I sell shares by mail?


                  You may redeem your shares by sending a written request to the Transfer Agent. The redemption request should include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) duly endorsed share certificates, if issued; (v) any signature guarantees that are required; and (vi) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by all shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.


When are signature guarantees required?

                  To protect the Fund and its shareholders, except as noted in the following paragraph, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.
Signature guarantees will be accepted for any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

                  The Fund will waive the signature guarantee required on redemption requests that instruct that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and
(iv) no shares represented by certificate are being redeemed. In addition, the Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

How do I sell shares by telephone?


                  If you complete the "Shareholder Privileges" section of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE. Telephone redemptions will not be accepted with respect to shares represented by certificates or for retirement accounts.


                  When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

                  Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of person identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

                  You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How do I purchase shares by check?" above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

                  You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


When will I receive my redemption proceeds?

                  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

                  If you made your redemption request by telephone, the proceeds will be mailed within one or two days. If you request, redemption proceeds will be wired on the next business day to the bank account you have designated in your Account Application or written instructions. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires.

                  The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

When will I pay a redemption fee?

                  The Fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than three months. This fee will be paid to the Fund to help offset transactions costs. In determining the three-month holding period, the Fund will use the "first-in, first-out" method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than three months, the fee will be assessed.

                  This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. In addition, this fee may not apply to shares held in broker omnibus accounts.

Can my account be involuntarily redeemed?

                  The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

                  As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program (the "Program"). If you elect this method of redemption, the Fund will send you or a designated third party a check in a minimum amount of $50. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

                  A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                             PRICING OF FUND SHARES

                  The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders by the Fund. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

                  The net asset value of the Fund's shares is normally determined as of the close of regular trading on the NYSE. This is normally 1:00 p.m., Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                  The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year. You have three distribution options:

       o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

       o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

       o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

                  If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

                  You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-261-6950.

                  The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).


                  If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                              FINANCIAL HIGHLIGHTS


                  The Cornerstone Growth Fund, Series II has no operating history.

Fund
Hennessy Cornerstone Growth Fund, Series II
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945


Investment Manager
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
(800) 966-4354

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(800) 261-6950


Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202


Directors
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

Independent Registered Public Accounting Firm
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

                                 PRIVACY POLICY

                        The Hennessy Mutual Funds, Inc.

                  We collect the following nonpublic personal information about you:


       o      information  we receive  from you on or in  applications  or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and


       o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

                  We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non public personal information.

                  In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.





















                          Not part of the prospectus.



     To learn  more  about the  Hennessy  Mutual  Funds you may want to read the
Hennessy  Mutual  Funds'  Statement of Additional  Information  (or "SAI") which                 The Hennessy
contains additional  information about the Funds. The Hennessy Mutual Funds have               Mutual Funds, Inc.
incorporated  by  reference  the SAI into the  Prospectus.  This  means that you
should consider the contents of the SAI to be part of the Prospectus.                          -----------------

     You also may learn more about the Hennessy  Mutual  Funds'  investments  by reading the  Hennessy  Mutual  Funds'  annual  _______________  and  semi-annual reports to  shareholders.  The annual report includes a discussion of the market conditions  and investment  strategies  that  significantly  affected the Funds'
performance during their last fiscal year.
                                                                                                   PROSPECTUS
     The SAI  and the  annual  and  semi-annual  reports  are all  available  to shareholders and prospective investors,  P without charge, upon request,  simply by calling 1-800-966-4354.


     Prospective  investors  and  shareholders  who  have  questions  about  the
Hennessy  Mutual Funds may also call the above number or write to the  following                 December 3, 2004
address:

         The Hennessy Mutual Funds, Inc.
         The Courtyard Square
         750 Grant Avenue                                                                    Hennesy Cornerstone Growth
         Suite 100                                                                         Fund, Series II Symbol:  HGIIX
         Novato, CA 94945

     The  general  public  can review and copy  information  about the  Hennessy
Mutual Funds  (including the SAI) at the  Securities  and Exchange  Commission's
Public  Reference  Room in  Washington,  D.C.  (Please call  1-202-942-8090  for information on the operations of the Public  Reference  Room.) Reports and other
information  about the  Hennessy  Mutual  Funds are also  available on the EDGAR                       [Logo]
Database  on  the  Securities  and  Exchange   Commission's   Internet  site  at
http://www.sec.gov. and copies of this information may be obtained, upon payment                      Hennessy
of a duplicating  fee, by electronic  request at the following  e-mail  address:                    Mutual Funds
publicinfo@soc.gov. or by writing to:

         Public Reference Section                                                           The Hennessy Mutual Funds, Inc.
         Securities and Exchange Commission                                                      The Courtyard Square
         Washington, D.C. 20549-0102                                                          750 Grant Avenue, Suite 100
                                                                                                Novato, California 94945
     Please refer to the Hennessy Mutual Funds' Investment  Company Act File No.                   1 (415) 899-1555
811-07695,  when seeking  information  about the Hennessy  Mutual Funds from the                   1 (800) 966-4354
Securities and Exchange Commission.                                                             www.hennessyfunds.com


                   Investment Company Act File No. 811-07695


HENNESSY MUTUAL FUNDS, INC.                 Hennessy Cornerstone Growth Fund
The Courtyard Square                        ("Cornerstone Growth Fund")
750 Grant Avenue, Suite 100                 Hennessy Cornerstone Value Fund
Novato, California  94945                   ("Cornerstone Value Fund")
Telephone:  1-800-966-4354                  Hennessy Focus 30 Fund
(the "Hennessy Mutual Funds")               ("Focus 30 Fund")
                                            (each, a "Fund," and collectively,
                                             the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 3, 2004


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Funds ("Fund Prospectus"), dated December 3, 2004. A copy of the Funds' Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.


                                TABLE OF CONTENTS


         INVESTMENT POLICIES AND LIMITATIONS.................................2
         DIRECTORS AND OFFICERS..............................................7
         MANAGEMENT OF THE FUNDS............................................12
         PORTFOLIO TRANSACTIONS.............................................18
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.....................20
         VALUATION OF SHARES................................................20
         ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES...................21
         ANTI-MONEY LAUNDERING PROGRAM......................................22
         OTHER INFORMATION..................................................23

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2004, of Hennessy Mutual Funds (File No. 811-07695) as filed with the Securities and Exchange Commission on December 3, 2004:

     o    Statements of Assets and Liabilities
     o    Statements of Operations
     o    Statements of Changes in Net Assets
     o    Financial Highlights
     o    Schedules of Investments
     o    Notes to the Financial Statements
     o    Report of Independent Registered Public Accounting Firm


A copy of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

                       INVESTMENT POLICIES AND LIMITATIONS


                  The following supplements the information contained in the Fund Prospectus concerning the investment policies and limitations of the Funds. Effective June 30, 2000, Hennessy Advisors, Inc. (formerly Edward J. Hennessy, Incorporated) (the "Manager") became the investment adviser to each Fund. Previously, Netfolio, Inc. (formerly O'Shaughnessy Capital Management, Inc.) served as investment adviser to the Cornerstone Growth Fund and Cornerstone Value Fund. Effective March 27, 2000, the O'Shaughnessy Aggressive Growth Fund and the O'Shaughnessy Dogs of the Market(TM) Fund were merged into the Cornerstone Growth Fund and the Cornerstone Value Fund, respectively. The Focus 30 Fund commenced operations on September 17, 2003.

                  On June 30, 2000, O'Shaughnessy Capital Management, Inc. sold certain of its assets and licensed certain of its proprietary processes to the Manager (the "Transaction"). As part of the Transaction, the Manager became the new investment adviser of the Cornerstone Growth Fund and Cornerstone Value Fund. The new investment manager agreement was approved by the Funds' shareholders on June 30, 2000. The Focus 30 Fund was added to the investment management agreement effective July 22, 2003.

                  SPECIAL CONSIDERATION RELATING TO DEPOSITORY RECEIPTS. As noted in the Fund Prospectus, the Cornerstone Growth Fund and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Funds' investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock. The Focus 30 Fund does not invest in ADRs or foreign securities.

                  Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund and Cornerstone Value Fund are not registered with the Securities and Exchange Commission ("SEC"), nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by these Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


                  Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

                  ILLIQUID SECURITIES. Although it is not expected that the Funds will invest in illiquid securities, each of the Funds may invest up to 15% of its net assets in illiquid securities. The term illiquid securities for this purpose means securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.

                  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund securities and a Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to: (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in each Fund and reports periodically on such decisions to the Board of Directors.

                  REPURCHASE AGREEMENTS. Each Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the "underlying security") from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund's approved list. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The Manager will review and monitor the creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights.


                  LENDING OF FUND SECURITIES. In accordance with applicable law, each Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. A Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.


                  CASH AND SHORT-TERM SECURITIES. Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund's investment strategy, or to meet redemption requests. The Manager will not generally use investments in cash and short-term securities for temporary defensive purposes.


                  Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc., obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.


                  The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund's total assets at any time.

                  BORROWING. Each Fund may borrow money in an amount up to 33% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy of each Fund, which cannot be changed with respect to a Fund without shareholder approval as described in "Investment Limitations" below.

                  INVESTMENT LIMITATIONS. The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of: (i) 67% or more of the Fund's voting securities present at a meeting of shareholders, if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy or
(ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made; a later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted. Pursuant to such restrictions and policies, no Fund may:

                  (1) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investment in such industry to exceed 25% of the Fund's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit and bankers' acceptances;

                  (2) purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund's total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this limitation;

                  (3) purchase securities on margin, except for short-term credit necessary for clearance of Fund transactions and except that a Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  (4) purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interested therein;

                  (5) purchase or sell commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options;

                  (6) make loans, except through loans of Fund securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers' acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan, and provided further that the lending of Fund securities and repurchase agreements may be made only in accordance with applicable law and the Fund Prospectus and this SAI as they may be amended from time to time;

                  (7) borrow money or issue senior securities, except that each Fund may borrow an amount up to 33-1/3% of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. The Funds may not pledge their assets other than to secure such borrowings or, to the extent permitted by the Funds' investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund;

                  (8) underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act, as amended, in selling portfolio securities;

                  The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval. No Fund may:

                  (1) make investments for the purpose of exercising control or management;

                  (2) make short sales of securities or maintain a short position, except to the extent permitted by applicable law;

                  (3) purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law;

                  (4) invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction (4);

                  (5) write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

                             DIRECTORS AND OFFICERS

                  As a Maryland corporation, the business and affairs of Hennessy Mutual Funds are managed by its Officers under the direction of its Board of Directors. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Directors and Officers of Hennessy Mutual Funds are as follows:





                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Disinterested Persons"

J. Dennis DeSousa             Director   Indefinite, until  Currently a real estate investor;        5                    None.
Age:  68                                 successor elected  owner of North Bay Television, Inc.
Address:                                                    from 1985 through 1999.
c/o Hennessy Advisors, Inc.              8 years
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA  94945

Robert T. Doyle               Director   Indefinite, until  Currently the Sheriff of Marin           5                    None.
Age:  57                                 successor elected  County, California (since 1996)
Address:                                                    and has been employed in the Marin
c/o Hennessy Advisors, Inc.              8 years            County Sheriff's Office in various
The Courtyard Square                                        capacities since 1969.
750 Grant Avenue, Suite 100
Novato, CA  94945

Gerald P. Richardson          Director   Indefinite, until  Chief Executive Officer and owner        5                    None.
Age:  58                                 successor elected  of ORBIS Payment Services since
Address:                                                    January 2001; in 2000, Mr. Richardson
c/o Hennessy Advisors, Inc.              Newly elected      was an independent consultant; from
The Courtyard Square                                        January 1981 through December 1999, Mr.
750 Grant Avenue, Suite 100                                 Richardson was a principal in the Fixed
Novato, CA  94945                                           Income Department of Morgan Stanley,
                                                            Inc.



--------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy(2)           Director   Director:          President and Portfolio Manager of       5               Director of
Age:  48                      and        Indefinite, until  Hennessy Advisors, Inc., the Funds'                      Hennessy
Address:                      President  successor elected  investment adviser, since 1989;                          Advisors, Inc.
c/o Hennessy Advisors, Inc.                                 President of Hennessy Mutual Funds,
The Courtyard Square                     8 years            Inc. since 1996.
750 Grant Avenue, Suite 100
Novato, CA  94945                        Officer:
                                         1 year term

                                         7 years

Frank Ingarra Jr. (2)         Assistant  1 year term        Assistant Portfolio Manager for          N/A            None.
Age:  33                      Portfolio                     Hennessy Advisors, Inc., the Funds'
Address:                      Manager    2 years            investment adviser, from March 2002
c/o Hennessy Advisors, Inc.   and Vice                      to the present; from August 2000
The Courtyard Square          President                     through March 2002, Mr. Ingarra was
750 Grant Avenue, Suite 100                                 the Head Trader for Hennessy
Novato, CA  94945                                           Advisors, Inc.; from August 2002 to
                                                            the present, Mr. Ingarra has been a
                                                            Vice President of Hennessy Mutual
                                                            Funds, Inc.; from July 1999 through
                                                            August 2000, Mr. Ingarra was the
                                                            Vice President and lead trader for
                                                            O'Shaughnessy Capital Management;
                                                            and from May 1998 through July
                                                            1999, Mr. Ingarra was an Assistant
                                                            Vice President and Equity Trader
                                                            for O'Shaughnessy Capital
                                                            Management.

Harry F. Thomas(2)            Chief      1 year term        Chief Compliance Officer for Hennessy    N/A            None.
Age:  57                      Compliance                    Advisors, Inc., the Funds' investment
Address:                      Officer    Newly appointed    adviser, since 2004; retired business
c/o Hennessy Advisors, Inc.                                 executive from 2001 through 2004;
The Courtyard Square                                        director of the Funds from 2000 to
750 Grant Avenue, Suite 100                                 May 2004; Managing Director of
Novato, CA  94945                                           Emplifi, Inc., a consulting firm,
                                                            from 1999 through 2001; and Vice
                                                            President and Manager of Employee
                                                            Benefit Trust Operation of Wells
                                                            Fargo Bank from 1997 through 1999.




---------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Interested Persons" (as defined in the 1940 Act)

Ana Miner(2)                  Vice       1 year term        Has been employed by Hennessy            N/A            None.
Age:  46                      President of                  Advisors, Inc., the Funds'
Address:                      Operations 6 years            investment adviser, since 1998;
c/o Hennessy Advisors, Inc.                                 from 1990 through 1998, Ms. Miner
The Courtyard Square                                        was employed as an institutional
750 Grant Avenue, Suite 100                                 sales assistant by Merrill Lynch
Novato, CA  94945                                           Capital Markets.

Teresa M. Nilsen(2)           Executive  1 year term        Currently Executive Vice President,      N/A            Director of
Age:  38                      Vice                          Chief Financial Officer and                             Hennessy
Address:                      President  8 years            Secretary of Hennessy Advisors, Inc.,                   Advisors, Inc.
c/o Hennessy Advisors, Inc.   and                           the Funds' investment adviser; Ms.
The Courtyard Square          Treasurer                     Nilsen has been the corporate
750 Grant Avenue, Suite 100                                 secretary and a financial officer
Novato, CA  94945                                           of Hennessy Advisors, Inc. since
                                                            1989; Ms. Nilsen has been an officer
                                                            of the Hennessy Mutual Funds, Inc.
                                                            since 1996, currently she is
                                                            Executive Vice President and Treasurer.


Daniel B. Steadman(2)         Executive  1 year term        Executive Vice President of Hennessy     N/A            Director of
Age:  48                      Vice                          Advisors, Inc., the Funds' investment                   Hennessy
Address:                      President  5 years            adviser, from 2000 to the present;                      Advisors, Inc.
c/o Hennessy Advisors, Inc.   and                           Vice President of Westamerica Bank
The Courtyard Square          Secretary                     from 1995 through 2000; Mr. Steadman
750 Grant Avenue, Suite 100                                 has been Executive Vice President
Novato, CA  94945                                           and Secretary of the Hennessy Mutual
                                                            Funds, Inc. since 2000.





---------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director


Tania A. Kelley(2)            Vice       1 year term        Has been employed by Hennessy            N/A            None.
Age: 39                       President                     Advisors, Inc., the Funds'
Address:                      of         2 years            investment adviser, since October
c/o Hennessy Advisors, Inc.   Marketing                     2003; Director of Sales and Marketing
The Courtyard Square                                        for Comcast from 2002 through 2003;
750 Grant Avenue, Suite 100                                 from 1999 to 2002, Ms. Kelley was
Novato, CA  94945                                           Director of Sales and Marketing for
                                                            AT&T.

Brian Peery(2)                Vice       1 year term        Has been employed by Hennessy            N/A            None.
Age: 35                       President                     Advisors, Inc., the Funds'
Address:                      of Sales   3 years            investment adviser, since June 2002;
c/o Hennessy Advisors, Inc.                                 Vice President of Institutional Sales
The Courtyard Square                                        and Senior Analyst with Brad Peery
750 Grant Avenue, Suite 100                                 Inc. from June 2000 to June 2002;
Novato, CA  94945                                           from 1996 to 2002, Mr. Peery worked
                                                            for Haywood Securities where has was
                                                            a Vice President.





---------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.

                  Pursuant to the terms of the Management Agreement (defined below) with Hennessy Mutual Funds, the Manager, on behalf of the Funds, pays the compensation of all Officers and Directors who are affiliated persons of the Manager.


                  Hennessy Mutual Funds pays Directors who are not interested persons of Hennessy Mutual Funds (each, a "Disinterested Director") fees for serving as Directors. Specifically, Hennessy Mutual Funds pay each Disinterested Director a $2,250 fee for each meeting of the Board of Directors attended. Each Fund pays one-third of the foregoing fees.

                  The table below sets forth the compensation paid by Hennessy Mutual Funds to each of the current Directors of Hennessy Mutual Funds for services as directors during the fiscal year ended September 30, 2004:



                               COMPENSATION TABLE


                                                                                                         Total
                                                            Pension or                               Compensation
                              Aggregate Compensation        Retirement                               from Hennessy
                                       from              Benefits Accrued         Estimated        Mutual Funds and
            Name                      Hennessy              As Part of         Annual Benefits     Fund Complex (1)
         of Person                Mutual Funds             Fund Expenses       Upon Retirement     Paid to Directors

"Disinterested Persons"

J. Dennis DeSousa                     $10,050                   $0                    $0                $14,650

Robert T. Doyle                       $10,050                   $0                    $0                $14,650

Harry F Thomas(2)                     $ 3,300                   $0                    $0                $ 4,900

Gerald P. Richardson(3)               $ 6,750                   $0                    $0                $ 9,750

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                        $0                      $0                     $0                 $0





------------------------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) Harry F. Thomas resigned as a director of Hennessy Mutual Funds as of May 2004.
(3) Gerald P. Richardson became a director of Hennessy Mutual Funds as of May 2004.


                  Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a Director or Officer.


                  As of November 30, 2004, the Officers and Directors of Hennessy Mutual Funds as a group (9 persons) owned an aggregate of less than 1% of the outstanding shares of each Fund.

                  As of November 30, 2004, the following shareholders owned more than 5% of the outstanding voting securities of:



Cornerstone Growth Fund:

         Charles Schwab & Co., Inc.                                                           49.49%
         San Francisco, CA 94104-4122

         National Financial Services LLC                                                      17.32%
         New York, NY 10281-1003

Cornerstone Value Fund:

         Charles Schwab & Co., Inc.                                                           14.16%
         San Francisco, CA 94104-4122

         National Financial Services LLC                                                       6.02%
         New York, NY 10281-1003

Focus 30 Fund:

         Charles Schwab & Co., Inc., for the Exclusive Benefit of Customers                   59.12%
         San Francisco, CA 94104-4122

         National Financial Services LLC, for the Exclusive Benefit of Customers              22.57%
         New York, NY 10281-1003

         National Investor Services FBO, for the Exclusive Benefit of Customers                9.88%
         New York, NY 10041-0028


                  The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Cornerstone Growth Fund, the Cornerstone Value Fund and the Focus 30 Fund as of December 31, 2003:




                                                                                      Aggregate Dollar Range of
                             Dollar Range of    Dollar Range of     Dollar Range of    Equity Securities in All
                                 Equity        Equity Securities        Equity          Registered Investment
                              Securities in          in the          Securities in      Companies Overseen by
           Name              the Cornerstone      Cornerstone             the           Director in Family of
       of Director             Growth Fund         Value Fund        Focus 30 Fund      Investment Companies(1)

"Disinterested Persons"

J. Dennis DeSousa               $0-10,000          $0-10,000           $0-10,000         $10,001-50,000

Robert T. Doyle                    $0                  $0                 $0             $10,001-50,000

Harry F. Thomas(2)                 $0                  $0                 $0                      $0

Gerald P. Richardson(3)            $0                  $0                 $0                      $0

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy             $10,001-$50,000    $10,001-$50,000        $0-10,000           $50,001-100,000



------------------------------


(1) The Cornerstone Growth Fund, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) Harry F. Thomas resigned as a director of Hennessy Mutual Funds as of May 2004.
(3)  Gerald P.  Richardson  became a director of Hennessy Mutual Funds as of May
     2004. Mr. Richardson currently holds equity securities in the Cornerstone Growth Fund, the Cornerstone Value Fund and the Focus 30 Fund valued at $24,011, $20,851 and $22,307, respectively. The aggregate dollar range of equity securities in all registered investment companies overseen by Mr. Richardson in the investment company family is over $100,000.


                  None of the Directors who are Disinterested Directors, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                             MANAGEMENT OF THE FUNDS

                  THE  MANAGER.  The Manager acts as the  investment  manager of each Fund pursuant to a management agreement with Hennessy Mutual Funds on behalf of each Fund (the "Management Agreement"). Under the Management Agreement, Hennessy Mutual Funds pays the Manager a fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund's average daily net assets as shown below:


   Cornerstone Growth Fund                               0.74%
   Cornerstone Value Fund                                0.74%
   Focus 30 Fund                                         1.00%

The Manager is controlled by Neil J. Hennessy, who currently owns 40.1% of the outstanding voting securities of the Manager.

                  Pursuant to the Management Agreement, the Manager is responsible for investment management of each Fund's portfolio, subject to general oversight by the Board of Directors, and provides the Funds with office space. In addition, the Manager is obligated to keep certain books and records of the Funds. In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds' custodian, administrator or transfer and dividend disbursing agent.

                  Under the terms of the Management Agreement, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of Hennessy Mutual Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by each Fund include, but are not limited to, the following (or the Fund's allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of Hennessy Mutual Funds or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, directors' and officers' insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by Hennessy Mutual Funds or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing a Fund's return.

                  Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by Hennessy Mutual Funds or any Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by Hennessy Mutual Funds with respect to a Fund or by the Manager upon 60 days' prior written notice.


                  During the fiscal years ended September 30, 2004, 2003 and 2002, the Cornerstone Growth Fund, Cornerstone Value Fund and Focus 30 Fund paid the following fees pursuant to the

Management Agreement. For the same period, the Manager did not reimburse fees and expenses of any of the Funds.


                          Advisory Fees Paid to Advisor


                                   2004              2003             2002
Cornerstone Growth Fund          $6,575,291        $3,912,311      $1,764,403
Cornerstone Value Fund           $  931,767        $  137,687      $  147,106
Focus 30 Fund*                   $  487,961        $   12,191             N/A


-------------

* The Focus 30 Fund commenced operations on September 17, 2003 when it acquired the assets of, and assumed the liabilities of, the SYM Select Growth Fund, a former series of Advisors Series Trust. The Manager was not the investment manager to the SYM Select Growth Fund.

                  In  reapproving  the  Management   Agreement,   the  Board  of
Directors considered a number of factors, including, but not limited to, the following:

     o    the nature and quality of the services offered by the Manager;

     o    the reasonableness of the compensation payable to the Manager;

     o    the Manager's personnel, operations and financial condition;

     o the Manager's portfolio management, monitoring and evaluation and the Funds' performance; and

     o    each Fund's expense ratio.

                  Based upon its review, the Board concluded that the Manager had the capabilities, resources and personnel necessary to manage the Funds effectively. Further, the Board concluded that based on the services the Manager would be required to render under the Management Agreement, that the compensations to be paid to the Manager was fair and reasonable. Thus, the Board of Directors concluded that it would be in the best interests of the Funds to continue the Management Agreement with the Manager.


                  The Cornerstone Growth Fund and Cornerstone Value Fund and the Manager have entered into a servicing agreement (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to these Funds consisting of:


     o maintaining an "800" number which current shareholders may call to ask questions about the Funds or their accounts with the Funds;

     o    assisting shareholders in processing exchange and redemption requests;

     o    assisting   shareholders  in  changing   dividend   options,   account
          designations and addresses;

     o    responding generally to questions of shareholders; and

     o    providing such other similar services as the Funds may request.


                  For such services, each of the Cornerstone Growth Fund and Cornerstone Value Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets.


                  The Servicing Agreement may be terminated by either party thereto upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Directors who are not parties thereto or "interested persons" (as such term is defined in the 1940 Act) of any such party.


                  During  the  fiscal  year  ended   September  30,  2004,   the
Cornerstone Growth Fund and Cornerstone Value Fund paid the Manager $888,553 and $125,915, respectively, pursuant to the Servicing Agreement.

                  THE ADMINISTRATOR. Hennessy Mutual Funds, on behalf of the Funds, has retained U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator") to provide administration services to each Fund pursuant to an administration agreement between Hennessy Mutual Funds and the Administrator (the "Administration Agreement"). The Administrator and the Funds' custodian, U.S. Bank, N.A., are affiliates of each other. The Administration Agreement provides that the Administrator will furnish the Funds with various administrative services including, among others: the preparation and coordination of reports to the Board of Directors; preparation and filing of securities and other regulatory filings (including state securities filings); marketing materials, tax returns and shareholder reports; review and payment of Fund expenses; monitoring and oversight of the activities of the Funds' other servicing agents (i.e., transfer agent, custodian, accountants, etc.); maintaining books and records of the Funds; and administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of Hennessy Mutual Funds. The salaries and other expenses of providing such personnel are borne by the Administrator. Prior to July 1, 2002, for its services, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid the Administrator a fee each month, at the annual rates indicated below: of 0.08% of the first $200 million of a Fund's average daily net assets, 0.07% on the next $500 million of such net assets, and 0.05% of each Fund's average daily net assets in excess of $700 million. Effective July 1, 2002, for all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates receive from each Fund an annual fee, paid monthly, equal to 0.27% of the first $500,000,000 of such Fund's average net assets, 0.25% of the next $250,000,000 of such Fund's average net assets, 0.23% of the next $250,000,000 of such Fund's average net assets and 0.21% of such Fund's average net assets in excess of
$1,000,000,000,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of Hennessy Mutual Funds upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to Hennessy Mutual Funds.

                  During the fiscal years ended September 30, 2004, 2003 and 2002, the Administrator received the following amount in administration fees from the Funds and waived no fees.


                               Administration Fees


          September 30, 2004                          $2,757,289
          September 30, 2003                          $1,465,075
          September 30, 2002                          $  393,948

                  Hennessy Mutual Funds, on behalf of the Funds, has retained the Administrator to provide fund accounting services to each Fund pursuant to a Fund Accounting Servicing Agreement between Hennessy Mutual Funds and the Administrator (the "Fund Accounting Servicing Agreement"). Prior to July 1, 2002, for its accounting services, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid the Administrator a fee each month based on the total annual rate of $22,000 for the first $40 million of average net assets, 0.01% on the next $200 million of average net assets and 0.005% on average net assets exceeding $240 million. The Funds also paid the Administrator for certain of its out-of-pocket expenses, including pricing expenses. Effective July 1, 2002, for its accounting services, Administrator and its affiliates are entitled to receive fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR." During the fiscal year ended September 30, 2002, the Administrator received the following in fund accounting fees from the Cornerstone Growth Fund and Cornerstone Value Fund. The Focus 30 Fund commenced operations on September 17, 2003.


                              Fund Accounting Fees


          September 30, 2002                         $    48,524

                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a Transfer Agent Agreement. Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Funds. U.S. Bank, National Association (the "Custodian"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian for the Funds pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds' account, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

                  THE  DISTRIBUTOR.  Hennessy  Mutual  Funds,  on  behalf of the
Funds, has retained Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Distributor") to provide, on a best efforts basis, distribution-related services to each Fund in connection with the continuous offering of the Fund's shares. The Distributor may distribute the shares of the Funds through other broker-dealers with which it has entered into agreements. For its services, the Funds paid the Distributor the following fees during the fiscal years ended September 30, 2004, 2003 and 2002.

                                Distribution Fees


          September 30, 2004                           $ 106,067
          September 30, 2003                           $  54,822
          September 30, 2002                           $  25,261


                  CODE OF ETHICS. Hennessy Mutual Funds, the Manager and Hennessy Funds, Inc. have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by Hennessy Mutual Funds. This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.


                  PROXY VOTING POLICY. Each of the Funds invests pursuant to investment formulas and as such tend not to be long-term investors. Additionally, the Funds do not consider matters brought before the shareholders of companies in which the Funds invest to be material to the investment performance of the Funds because the Funds invest pursuant to investment formulas. Accordingly, it is the policy of the Funds not to vote proxies relating to its portfolio securities. Information on how the Funds voted proxies during the most recent 12-month period ended June 30, 2004 is available on the Funds' website at http://www.hennessyfunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.


                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the respective Funds. As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers as may, in the Manager's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Manager may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising a Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement. The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


                  The Funds paid the following amounts in portfolio brokerage commissions during the fiscal years ended September 30, 2004, 2003 and 2002:


                               2004            2003            2002


Cornerstone Growth Fund     $3,548,571      $2,109,028      $1,018,567
Cornerstone Value Fund      $   36,116      $   44,151      $   54,919
Focus 30 Fund*              $  266,546      $   97,425             N/A


-------------

* The Focus 30 Fund commenced operations on September 17, 2003.


                  During the fiscal year ended September 30, 2004, the transactions on which the Cornerstone Growth Fund paid $3,548,571 in portfolio brokerage commissions totaled $1,905,532,842. Of this amount, the Cornerstone Growth Fund paid $70,000 in portfolio brokerage commissions on transactions totaling $41,380,643 to brokers that provided research services to the Fund. During the fiscal year ended September 30, 2004, the transactions on which the Cornerstone Value Fund paid $36,116 in portfolio brokerage commissions totaled $23,190,032. During the fiscal year ended September 30, 2004, the transactions on which the Focus 30 Fund paid $266,546 in portfolio brokerage commissions totaled $117,946,859.


                  PORTFOLIO TURNOVER. For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust a Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Valuation of Shares" and "Additional Information about Distributions and Taxes" below.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading ("Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Such purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.


                  Hennessy Mutual Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for Hennessy Mutual Funds to dispose of securities owned by it or to determine fairly the value of its assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's securities at the time.


                  Hennessy Mutual Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Hennessy Mutual Funds uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors. However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under "Net Asset Value," and investors would incur brokerage commissions in disposing of such securities. If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

                               VALUATION OF SHARES

                  The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading. The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. Each Fund's net asset value per share is calculated separately.

                  For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Directors believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors best to reflect their full value.

                ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES


                  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. If a Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. (Note that a portion of a Fund's dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from a Fund's net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  At September 30, 2004, the Cornerstone Growth Fund had a capital loss carryforward available for federal income tax purposes of $3,829,478, which will expire September 30, 2008 through September 30, 2010. At September 30, 2004, the Cornerstone Value Fund had a capital loss carryforward available for federal income tax purposes of $148,612,791, which will expire September 30, 2006, through September 30, 2012. At September 30, 2004, the Focus 30 Fund had a capital loss carryforward available for federal income tax purposes of $8,040,896, which will expire on December 31, 2010.


                  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the Funds may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

                  Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with Hennessy Mutual Funds or who, to Hennessy Mutual Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

                  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.




                          ANTI-MONEY LAUNDERING PROGRAM

                  The Funds have established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Funds' Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.


                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

                                OTHER INFORMATION


                  HISTORY. The Funds are organized as separate investment portfolios or series of Hennessy Mutual Funds, a Maryland corporation that was incorporated on May 20, 1996 under the name "O'Shaughnessy Funds, Inc." Hennessy Mutual Funds is an open-end management investment company registered under the 1940 Act. Each Fund is a diversified portfolio.


                  DESCRIPTION OF SHARES. Each Fund is authorized to issue 25,000,000,000 shares of a single class, par value $0.0001 per share.

                  The Articles of Incorporation of Hennessy Mutual Funds authorize the Board of Directors to classify and reclassify any and all shares which are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, and provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

                  Shareholders of Hennessy Mutual Funds are entitled to one vote for each full share held and fractional votes for fractional shares held on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreement, irrespective of the series thereof, and (except as set forth below) all shares of all series shall vote together as a single class. All shares of all series will not vote together as a single class as to matters with respect to which a separate vote of any series is required by the 1940 Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law. In the event that such separate vote requirement applies with respect to one or more series, then the shares of all other series not entitled to a separate class vote shall vote as a single class, provided that, as to any matter which does not affect the interest of a particular series, such series shall not be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of Hennessy Mutual Funds, in which event the holders of the remaining shares are unable to elect any person as a director.

                  Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

                  The Funds are not required to hold annual meetings of shareholders and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

                  REGISTRATION STATEMENT. This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.


                  COUNSEL AND INDEPENDENT AUDITORS. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Funds.

HENNESSY MUTUAL FUNDS, INC.          Hennessy Cornerstone Growth Fund, Series II
The Courtyard Square                 (the "Fund")
750 Grant Avenue, Suite 100
Novato, California  94945
Telephone:  1-800-966-4354
(the "Hennessy Mutual Funds")


                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 3, 2004


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Fund ("Fund Prospectus"), dated December 3, 2004. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.


                                TABLE OF CONTENTS


         INVESTMENT POLICIES AND LIMITATIONS                                   2
         DIRECTORS AND OFFICERS                                                7
         MANAGEMENT OF THE FUND                                               12
         PORTFOLIO TRANSACTIONS                                               16
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                       17
         VALUATION OF SHARES                                                  18
         ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES                     18
         ANTI-MONEY LAUNDERING PROGRAM                                        19
         OTHER INFORMATION                                                    20

                       INVESTMENT POLICIES AND LIMITATIONS


                  The following supplements the information contained in the Fund Prospectus concerning the investment policies and limitations of the Fund. The Fund has not yet commenced operations.

                  SPECIAL CONSIDERATION RELATING TO DEPOSITORY RECEIPTS. As noted in the Fund Prospectus, the Fund may invest in the securities of foreign issuers, including American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

                  Many of the foreign securities held in the form of ADRs by the Fund are not registered with the Securities and Exchange Commission ("SEC"), nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


                  Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.


                  ILLIQUID SECURITIES. Although it is not expected that the Fund will invest in illiquid securities, the Fund may invest up to 15% of its net assets in illiquid securities. The term illiquid securities for this purpose means securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.

                  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


                  In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of the Fund's securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to: (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Directors.

                  REPURCHASE AGREEMENTS. The Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the "underlying security") from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund's approved list. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The Manager will review and monitor the creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights.

                  LENDING OF FUND SECURITIES. In accordance with applicable law, the Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

                  CASH AND SHORT-TERM SECURITIES. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund's investment strategy, or to meet redemption requests. The Manager will not generally use investments in cash and short-term securities for temporary defensive purposes.

                  Short-term securities in which the Fund may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc., obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.


                  The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund's total assets at any time.


                  BORROWING. The Fund may borrow money in an amount up to 33% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy of the Fund, which cannot be changed without shareholder approval as described in "Investment Limitations" below.

                  INVESTMENT LIMITATIONS. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of: (i) 67% or more of the Fund's voting securities present at a meeting of shareholders, if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis, and apply only at the time an investment is made; a later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted. Pursuant to such restrictions and policies, the Fund may not:


                  (1) make an investment in any one industry if the investment would cause the aggregate value of the Fund's investment in such industry to exceed 25% of the Fund's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit and bankers' acceptances;

                  (2) purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund's total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this limitation;


                  (3) purchase securities on margin, except for short-term credit necessary for clearance of Fund transactions and except that the Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  (4) purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interested therein;


                  (5) purchase or sell commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options;


                  (6) make loans, except through loans of Fund securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers' acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan, and provided further that the lending of Fund securities and repurchase agreements may be made only in accordance with applicable law and the Fund Prospectus and this SAI as they may be amended from time to time;

                  (7) borrow money or issue senior securities, except that the Fund may borrow an amount up to 33-1/3% of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment
transactions   and  similar   investment   strategies.   For  purposes
of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund;

                  (8) underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act, as amended, in selling portfolio securities;


                  The following investment restrictions (or operating policies) may be changed by the Board of Directors without shareholder approval. The Fund may not:


                  (1) make investments for the purpose of exercising control or management;

                  (2) make short sales of securities or maintain a short position, except to the extent permitted by applicable law;

                  (3) purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law;

                  (4) invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction (4);
                  (5) write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

                             DIRECTORS AND OFFICERS

                  As a Maryland corporation, the business and affairs of Hennessy Mutual Funds are managed by its Officers under the direction of its Board of Directors. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Directors and Officers of Hennessy Mutual Funds are as follows:





                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Disinterested Persons"

J. Dennis DeSousa             Director   Indefinite, until  Currently a real estate investor;        6               None.
Age:  68                                 successor elected  owner of North Bay Television, Inc.
Address:                                                    from 1985 through 1999.
c/o Hennessy Advisors, Inc.              8 years
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA  94945

Robert T. Doyle               Director   Indefinite, until  Currently the Sheriff of Marin County,   6               None.
Age:  57                                 successor elected  California (since 1996) and has been
Address:                                                    employed in the Marin County Sheriff's
c/o Hennessy Advisors, Inc.              8 years            Office in various capacities since 1969.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA  94945

Gerald P. Richardson          Director   Indefinite, until  Chief Executive Officer and owner of     6               None.
Age:  58                                 successor elected  ORBIS Payment Services since January
Address:                                                    2001; in 2000, Mr. Richardson was an
c/o Hennessy Advisors, Inc.              Newly elected      independent consultant; from January
The Courtyard Square                                        1981 through December 1999, Mr.
750 Grant Avenue, Suite 100                                 Richardson was a principal in the
Novato, CA  94945                                           Fixed Income Department of Morgan
                                                            Stanley, Inc.




--------------


(1) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy(2)           Director   Director:          President and Portfolio Manager of       6               Director of
Age:  48                      and        Indefinite, until  Hennessy  Advisors, Inc., the Funds'                     Hennessy
Address:                      President  successor elected  investment adviser, since 1989;                          Advisors,  Inc.
c/o Hennessy Advisors, Inc.                                 President of Hennessy Mutual Funds,
The Courtyard Square                     8 years            Inc. since 1996.
750 Grant Avenue, Suite 100
Novato, CA  94945                        Officer:
                                         1 year term

                                         7 years

Frank Ingarra, Jr.(2)         Assistant  1 year term        Assistant Portfolio Manager for          N/A             None.
Age:  33                      Portfolio                     Hennessy Advisors, Inc., the Funds'
Address:                      Manager    2 years            investment adviser, from March 2002
c/o Hennessy Advisors, Inc.   and Vice                      to the present; from August 2000
The Courtyard Square          President                     through March 2002, Mr. Ingarra was
750 Grant Avenue, Suite 100                                 the Head Trader for Hennessy Advisors,
Novato, CA  94945                                           Inc.; from August 2002 to the present,
                                                            Mr. Ingarra has been a Vice President
                                                            of Hennessy Mutual Funds, Inc.; from
                                                            July 1999 through August 2000, Mr.
                                                            Ingarra was the Vice President and
                                                            lead trader for O'Shaughnessy Capital
                                                            Management; and from May 1998 through
                                                            July 1999, Mr. Ingarra was an
                                                            Assistant Vice President and Equity
                                                            Trader for O'Shaughnessy Capital
                                                            Management.

Harry F. Thomas(2)            Chief      1 year term        Chief Compliance Officer for Hennessy    N/A             None.
Age:  57                      Compliance                    Advisors, Inc., the Funds' investment
Address:                      Officer    Newly appointed    adviser, since 2004; retired business
c/o Hennessy Advisors, Inc.                                 executive from 2001 through 2004;
The Courtyard Square                                        director of the Funds from 2000 to May
750 Grant Avenue, Suite 100                                 2004;Managing Director of Emplifi, Inc.,
Novato, CA  94945                                           a consulting firm, from 1999 through
                                                            2001; and Vice President and Manager
                                                            of Employee Benefit Trust Operation
                                                            of Wells Fargo Bank from 1997 through
                                                            1999.




---------------


(1) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

"Interested Persons" (as defined in the 1940 Act)

Ana Miner(2)                  Vice       1 year term        Has been employed by Hennessy            N/A             None.
Age:  46                      President                     Advisors, Inc., the Funds'
Address:                      of         6 years            investment adviser, since 1998;
c/o Hennessy Advisors, Inc.   Operations                    from 1990 through 1998, Ms. Miner
The Courtyard Square                                        was employed as an institutional
750 Grant Avenue, Suite 100                                 sales assistant by Merrill Lynch
Novato, CA  94945                                           Capital Markets.

Teresa M. Nilsen(2)           Executive  1 year term        Currently Executive Vice President,      N/A             Director of
Age:  38                      Vice                          Chief Financial Officer and Secretary                    Hennessy
Address:                      President  8 years            of Hennessy Advisors, Inc., the Funds'                   Advisors, Inc.
c/o Hennessy Advisors, Inc.   and                           investment adviser; Ms. Nilsen has
The Courtyard Square          Treasurer                     been the corporate secretary and a
750 Grant Avenue, Suite 100                                 financial officer of Hennessy Advisors,
Novato, CA  94945                                           Inc. since 1989; Ms. Nilsen has been
                                                            an officer of the Hennessy Mutual
                                                            Funds, Inc. since 1996, currently she
                                                            is Executive Vice President and Treasurer.


Daniel B. Steadman(2)         Executive  1 year term        Executive Vice President of Hennessy     N/A             Director of
Age:  48                      Vice                          Advisors, Inc., the Funds' investment                    Hennessy
Address:                      President  5 years            adviser, from 2000 to the present;                       Advisors, Inc.
c/o Hennessy Advisors, Inc.   and                           Vice President of Westamerica Bank
The Courtyard Square          Secretary                     from 1995 through 2000; Mr. Steadman
750 Grant Avenue, Suite 100                                 has been Executive Vice President
Novato, CA  94945                                           and Secretary of the Hennessy Mutual
                                                            Funds, Inc. since 2000.




---------------


(1) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.



                                                                                              Number of Portfolios
                              Position   Term of Office                                       in the Fund Complex        Other
                              Held with  and Length of      Principal Occupation(s)           Overseen by             Directorships
 Name, Address and Age        the Funds  Time Served        During Past 5 Years               Director(1)           Held by Director

Tania A. Kelley(2)            Vice       1 year term        Has been employed by Hennessy            N/A             None.
Age: 39                       President                     Advisors, Inc., the Funds' investment
Address:                      of         2 years            adviser, since October 2003; Director
c/o Hennessy Advisors, Inc.   Marketing                     of Sales and Marketing for Comcast
The Courtyard Square                                        from 2002 through 2003; from 1999
750 Grant Avenue, Suite 100                                 to 2002, Ms. Kelley was Director of
Novato, CA  94945                                           Sales and Marketing for AT&T.

Brian Peery(2)                Vice       1 year term        Has been employed by Hennessy            N/A             None.
Age: 35                       President                     Advisors, Inc., the Funds' investment
Address:                      of Sales   3 years            adviser, since June 2002; Vice
c/o Hennessy Advisors, Inc.                                 President of Institutional Sales
The Courtyard Square                                        and Senior Analyst with Brad Peery
750 Grant Avenue, Suite 100                                 Inc. from June 2000 to June 2002; from
Novato, CA  94945                                           1996 to 2002, Mr. Peery worked for
                                                            Haywood Securities where has was a
                                                            Vice President.










---------------


(1) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.

                  Pursuant to the terms of the Management Agreement (defined below) with Hennessy Mutual Funds, the Manager, on behalf of the Fund, pays the compensation of all Officers and Directors who are affiliated persons of the Manager.

                  Hennessy Mutual Funds pays Directors who are not interested persons of Hennessy Mutual Funds (each, a "Disinterested Director") fees for serving as Directors. Specifically, Hennessy Mutual Funds pay each Disinterested Director a $1,400 fee for each meeting of the Board of Directors attended. The Fund has not yet commenced operations and thus has not incurred any Director fees.

                  The table below sets forth the compensation paid by the Fund to each of the current Directors of Hennessy Mutual Funds for services as directors during the fiscal year ended September 30, 2004:




                               COMPENSATION TABLE
                                                                                                         Total
                                                            Pension or                               Compensation
                                                            Retirement                               from Hennessy
                              Aggregate Compensation     Benefits Accrued         Estimated        Mutual Funds and
            Name                       from                 As Part of         Annual Benefits     Fund Complex (1)
         of Person                   the Fund              Fund Expenses       Upon Retirement     Paid to Directors

"Disinterested Persons"

J. Dennis DeSousa                       $0                      $0                    $0                $14,650

Robert T. Doyle                         $0                      $0                    $0                $14,650

Harry F. Thomas (2)                     $0                      $0                    $0                $ 4,900

Gerald P. Richardson (3)                $0                      $0                    $0                $ 9,750

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                        $0                      $0                     $0                 $0




------------------------------


(1) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(2) Harry F. Thomas resigned as a director of Hennessy Mutual Funds as of May 2004.
(3) Gerald P. Richardson became a director of Hennessy Mutual Funds as of May 2004.

                  Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Fund for acting as a Director or Officer.

                  The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund as of December 31, 2003:




                                                                           Aggregate Dollar Range of Equity Securities in All
                                                                               Registered Investment Companies Overseen by
             Name                   Dollar Range of Equity Securities                     Director in Family of
          of Director                         in the Fund(1)                             Investment Companies(2)

"Disinterested Persons"

J. Dennis DeSousa                                   $0                                       $10,001-50,000

Robert T. Doyle                                     $0                                       $10,001-50,000

Harry F. Thomas (3)                                 $0                                             $0

Gerald R. Richardson (4)                            $0                                             $0

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                                    $0                                       $50,001-100,000


(1) The Fund has not yet commenced operations and as such, no shares of the Fund are currently outstanding.
(2) The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.
(3) Harry F. Thomas resigned as a director of Hennessy Mutual Funds as of May 2004.
(4) Gerald P. Richardson became a director of Hennessy Mutual Funds as of May 2004. The aggregate dollar range of equity securities in all registered investment companies overseen by Mr. Richardson in the investment company family is over $100,000.



                  None of the Directors who are Disinterested Directors, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.


                  The Fund has not yet commenced operations.

                             MANAGEMENT OF THE FUND

                  THE MANAGER. The Manager acts as the investment manager of the Fund pursuant to a management agreement with Hennessy Mutual Funds on behalf of the Fund (the "Management Agreement"). Under the Management Agreement, Hennessy Mutual Funds will pay the Manager a fee in respect of the Fund, computed daily and payable monthly, at the annual rate of 0.74%. The Manager is controlled by Neil J. Hennessy, who currently owns 40.1% of the outstanding voting securities of the Manager.

                  Pursuant to the Management Agreement, the Manager is responsible for investment management of the Fund's portfolio, subject to general oversight by the Board of Directors, and provides the Fund with office space. In addition, the Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's custodian, administrator or transfer and dividend disbursing agent.

                  Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of Hennessy Mutual Funds not readily identifiable as belonging to one of the fund series of Hennessy Mutual Funds are allocated among such funds by or under the direction of the Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to, the following (or the Fund's allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of Hennessy Mutual Funds or the shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, directors' and officers' insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders;
(xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by Hennessy Mutual Funds or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing the Fund's return.

                  Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by Hennessy Mutual Funds or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by Hennessy Mutual Funds with respect to the Fund or by the Manager upon 60 days' prior written notice.


                  In  reapproving  the  Management   Agreement,   the  Board  of
Directors considered a number of factors, including, but not limited to, the following:

     o    the nature and quality of the services offered by the Manager;

     o    the reasonableness of the compensation payable to the Manager;

     o    the Manager's personnel, operations and financial condition;


     o the Manager's portfolio management, monitoring and evaluation and the Fund's performance; and

     o    the Fund's expense ratio.

                  Based upon its review, the Board concluded that the Manager had the capabilities, resources and personnel necessary to manage the Fund effectively. Further, the Board concluded that based on the services the Manager would be required to render under the Management Agreement, that the compensations to be paid to the Manager was fair and reasonable. Thus, the Board of Directors concluded that it would be in the best interests of the Fund to continue the Management Agreement with the Manager.

                  The Fund and the Manager have entered into a servicing agreement (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number which current shareholders may call to ask questions about the Fund or their accounts with the Fund;


     o    assisting shareholders in processing exchange and redemption requests;

     o    assisting   shareholders  in  changing   dividend   options,   account
          designations and addresses;

     o    responding generally to questions of shareholders; and


     o    providing such other similar services as the Fund may request.

                  For such services, the Fund will pay an annual fee to the Manager equal to 0.10% of its average daily net assets.


                  The Servicing Agreement may be terminated by either party thereto upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Directors who are not parties thereto or "interested persons" (as such term is defined in the 1940 Act) of any such party.





                  THE ADMINISTRATOR. Hennessy Mutual Funds, on behalf of the Fund, has retained U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator") to provide administration services to the Fund pursuant to an administration agreement between Hennessy Mutual Funds and the Administrator (the "Administration Agreement"). The Administrator and the Fund's custodian, U.S. Bank, N.A., are affiliates of each other. The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, among others: the preparation and coordination of reports to the Board of Directors; preparation and filing of securities and other regulatory filings (including state securities filings); marketing materials, tax returns and shareholder reports; review and payment of Fund expenses; monitoring and oversight of the activities of the Fund's other servicing agents (i.e., transfer agent, custodian, accountants, etc.); maintaining books and records of the Fund; and administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of Hennessy Mutual Funds. The salaries and other expenses of providing such personnel are borne by the Administrator. For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Fund an annual fee, paid monthly, equal to 0.27% of the first $500,000,000 of the Fund's average net assets, 0.25% of the next $250,000,000 of the Fund's average net assets, 0.23% of the next $250,000,000 of the Fund's average net assets and 0.21% of the Fund's average net assets in excess of $1,000,000,000,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of Hennessy Mutual Funds upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to Hennessy Mutual Funds.

                  The Fund has not yet commenced operations and thus, has not paid the Administrator any fees for administrative services.

                  Hennessy Mutual Funds, on behalf of the Fund, has retained the Administrator to provide fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement between Hennessy Mutual Funds and the Administrator (the "Fund Accounting Servicing Agreement"). For its accounting services, Administrator and its affiliates will be entitled to receive fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."

                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement. Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Fund. U.S. Bank, National Association (the "Custodian"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian for the Fund pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund's account, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

                  THE DISTRIBUTOR. Hennessy Mutual Funds, on behalf of the Fund, has retained Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Distributor") to provide, on a best efforts basis, distribution-related services to each Fund in connection with the continuous offering of the Fund's shares. The Distributor may distribute the shares of the Fund through other broker-dealers with which it has entered into agreements. The Fund has not yet commenced operations and thus, has not paid the Distributor any fees for its services.


                  CODE OF ETHICS. Hennessy Mutual Funds, the Manager and Hennessy Funds, Inc. have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by Hennessy Mutual Funds. This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.


                  PROXY VOTING POLICY. The Fund invests pursuant to investment formulas and as such tends not to be a long-term investor. Additionally, the Fund does not consider matters brought before the shareholders of companies in which the Fund invests to be material to the investment performance of the Fund because the Fund invests pursuant to investment formulas.

Accordingly, it is the policy of the Fund not to vote proxies relating to its portfolio securities. Once the Fund commences operations, information on how the Fund voted proxies during the most recent 12-month period ended June 30 will be available on the Fund's website at http://www.hennessyfunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.


                             PORTFOLIO TRANSACTIONS


                  Subject to policies established by the Board of Directors, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Fund. As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers as may, in the Manager's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. If the Fund invests in securities traded in the over-the-counter markets, it may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Manager may select broker-dealers which provide it with research services and may cause the Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement. The Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

                  The Fund has not yet commenced operations and thus, has not paid any portfolio brokerage commissions.

                  PORTFOLIO TURNOVER. For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust the Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for the Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Valuation of Shares" and "Additional Information about Distributions and Taxes" below.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                  You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading ("Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Such purchases and redemptions of the shares of the Fund are effected at the respective net asset value per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

                  Hennessy Mutual Funds may suspend redemption privileges of shares of the Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for Hennessy Mutual Funds to dispose of securities owned by it or to determine fairly the value of its assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's securities at the time.


                  Hennessy Mutual Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Hennessy Mutual Funds uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.


                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under "Net Asset Value," and investors would incur brokerage commissions in disposing of such securities. If the Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.


                               VALUATION OF SHARES


                  The net asset value for the shares of the Fund normally will be determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. The Fund's net asset value per share is calculated separately.

                  The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Directors believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors best to reflect their full value.


                ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES


                  The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. If the Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. If the Fund did not qualify as a RIC, shareholders would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. (Note that a portion of the Fund's dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from the Fund's net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the ordinary income dividends paid by the Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions and exchanges of the Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.


                  Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with Hennessy Mutual Funds or who, to Hennessy Mutual Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


                  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.


                          ANTI-MONEY LAUNDERING PROGRAM


                  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.


                                OTHER INFORMATION


                  HISTORY. The Fund is organized as a separate investment portfolio or series of Hennessy Mutual Funds, a Maryland corporation that was incorporated on May 20, 1996 under the name "O'Shaughnessy Funds, Inc." Hennessy Mutual Funds is an open-end management investment company registered under the 1940 Act. The Fund is a diversified portfolio.

                  DESCRIPTION OF SHARES. The Fund is authorized to issue 25,000,000,000 shares of a single class, par value $0.0001 per share.


                  The Articles of Incorporation of Hennessy Mutual Funds authorize the Board of Directors to classify and reclassify any and all shares which are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, and provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

                  Shareholders of Hennessy Mutual Funds are entitled to one vote for each full share held and fractional votes for fractional shares held on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreement, irrespective of the series thereof, and (except as set forth below) all shares of all series shall vote together as a single class. All shares of all series will not vote together as a single class as to matters with respect to which a separate vote of any series is required by the 1940 Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law. In the event that such separate vote requirement applies with respect to one or more series, then the shares of all other series not entitled to a separate class vote shall vote as a single class, provided that, as to any matter which does not affect the interest of a particular series, such series shall not be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of Hennessy Mutual Funds, in which event the holders of the remaining shares are unable to elect any person as a director.


                  Each full share and fractional share of the Fund entitles the shareholder to receive a proportional interest in the Fund's capital gain distributions. In the event of the liquidation of the Fund, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

                  The Fund is not required to hold annual meetings of shareholders and does not intend to do so except when certain matters, such as a change in the Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

                  REGISTRATION STATEMENT. This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


                  Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.


                  COUNSEL AND INDEPENDENT AUDITORS. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Fund.

                                     PART C
                                OTHER INFORMATION


Item 22.  Exhibits
          --------

       (a)    Articles of Incorporation

              (i)    Registrant's Articles of Incorporation as supplemented(1)

              (ii)   Amendment to the Articles of Incorporation(4)

              (iii)  Articles Supplementary(5)

       (b)    Registrant's Bylaws, as amended(1)

       (c)    None

       (d)    Management Agreement

              (i) Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)(1)

              (ii) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund(3)

              (iii) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II(5)

       (e)    Distribution Agreement

              (i)    Distribution   Agreement  with  Hennessy   Advisors,   Inc.
                     (formerly known as Edward J. Hennessy, Incorporated) and Quasar Distributors, LLC(2)

              (ii) Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Focus 30 Fund(3)

              (iii)  Amendment to Distribution  Agreement with Hennessy Advisors
                     and   Quasar   Distributors,   LLC  with   respect  to  the
                     Cornerstone Growth Fund, Series II(5)

       (f)    None

       (g) Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)(1)

       (h)    Other Material Contracts

              (i)    Fund Administration Servicing Agreement with Firstar Mutual
                     Fund  Services,   LLC  (now  known  as  U.S.  Bancorp  Fund
                     Services, LLC)(1)

              (ii)   Transfer   Agent   Agreement  with  Firstar  Trust  Company
                     (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

              (iii) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

              (iv)   Servicing   Agreement   between   Registrant  and  Hennessy
                     Advisors, Inc.(2)

              (v) Amendment to Servicing Agreement between Registrant and Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II(5)

              (vi)   Power of Attorney(6)

       (i)    Opinion of Foley & Lardner, counsel for Registrant(6)

       (j)    Consent of KPMG LLP(6)

       (k)    None

       (l)    Subscription Agreement(1)

       (m)    None

       (n)    None

       (o)    Reserved

       (p) Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., and Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)(1)

--------------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.
(2) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.
(3) Previously filed as an exhibit to the Registrant's Form N-14 Registration Statement filed on July 2, 2003. The accession number is 0000894189-03-000927.
(4) Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement filed on July 22, 2003. The accession number is 0000894189-03-000994.
(5) Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement filed on November 17, 2003. The accession number is 0000897069-03-001443.
(6)    Filed herewith.


Item 23.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

               Registrant neither controls any person nor is under common control with any other person.

Item 24.  Indemnification
          ---------------

               Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                    Article V

                                 INDEMNIFICATION

               Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking;
(b) the  Corporation is insured against losses arising by reason of the advance;
(c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

               The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               The  Corporation   may  indemnify,   make  advances  or  purchase
insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation.

               Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 25.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.


Item 26.  Principal Underwriters
          ----------------------

(a) To the best of the Registrant's knowledge, Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as a principal underwriter for the following other investment companies:


       Investment Company                           Investment Company
       ------------------                           ------------------
       Advisor Series Trust                         The Hennessy Mutual Funds, Inc.
       AHA Investment Funds                         Jacob Internet Fund
       Alpha Analytics Investment Trust             The Jensen Portfolio, Inc.
       Alpine Equity Trust                          Kenwood Funds
       Alpine Series Trust                          Kit Cole Investment Trust
       Alternative Investment Advisors              Light Revolution Fund, Inc.
       Blue & White Fund                            The Lindner Funds
       Brandes Investment Trust                     LKCM Funds
       Brandywine Advisors Fund, Inc.               Matrix Asset Advisor Value Fund, Inc.
       Brazos Mutual Funds                          Monetta Fund, Inc.
       Buffalo Funds                                Monetta Trust
       CCM Advisors Funds                           MP63 Fund
       CCMA Select Investment Trust                 MUTUALS.com
       Country Mutual Funds Trust                   NorCap Funds
       Cullen Funds Trust                           Optimum Q Funds


       Investment Company                           Investment Company
       ------------------                           ------------------
       Dow Jones Islamic Index                      Permanent Portfolio
       Everest Funds                                PIC Investment Trust Fund
       FFTW Funds, Inc.                             SEIX Funds, Inc.
       First American Funds, Inc.                   Professionally Managed Portfolios
       First American Insurance Portfolios, Inc.    Prudent Bear Mutual Funds
       First American Investment Funds, Inc.        Purisima Funds Trust
       First American Strategy Funds, Inc.          Rainier Funds
       Fort Pitt Capital Funds                      TIFF Investment Program, Inc.
       Gintel Fund                                  Thompson Plumb Funds, Inc.
       Glenmede Fund, Inc.                          TI International U.S.A. Master Trust
       Guinness Atkinson Funds                      Wexford Trust
       Harding, Loevner Funds, Inc.                 Zodiac Trust
       The Hennessy Funds, Inc.


(b) To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


       Name and Principal          Position and Offices with       Positions and Offices
       Business Address(1)         Quasar Distributors, LLC        with Registrant
       -------------------         ------------------------        ---------------
       James R. Schoenike          President; Board Member         None
       Donna J. Berth              Treasurer                       None
       Michael Zielinski           Secretary                       None
       Joe Redwine                 Board Member                    None
       Bob Kern                    Board Member                    None
       Eric W. Falkeis             Board Member                    None


       --------------------------------------
       (1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)    The  total  commissions  and  other   compensation   received  by  Quasar
       Distributors, LLC, directly or indirectly, from the Funds during the fiscal year ended September 30, 2004 is as follows:



                                       Net Underwriting        Compensation
       Principal                        Discounts and         on Redemption         Brokerage            Other
       Underwriter                       Commissions         and Repurchases       Commissions      Compensation(1)
       -----------                       -----------         ---------------       -----------      ---------------
       Quasar Distributors, LLC              N/A                   N/A                 N/A             $106,067


       -----------------------------
       (1) The Funds paid Quasar Distributors, LLC such "Other Compensation" for its provision, on a best efforts basis, of distribution-related services to each Fund in connection with the continuous offering of each Fund's shares.


Item 27.  Location of Accounts and Records
          --------------------------------

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.


Item 28.  Management Services
          -------------------

               All   management-related   service   contracts  entered  into  by
Registrant are discussed in Parts A and B of this Registration Statement.


Item 29.  Undertakings
          ------------

               Registrant   undertakes   to  provide   its   Annual   Report  to
Shareholders upon request without charge to each person to whom a prospectus is delivered.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 3rd day of December, 2004.

                                        HENNESSY MUTUAL FUNDS, INC.
                                        (Registrant)


                                        By: /s/ Neil J. Hennessy
                                            ------------------------------------
                                            Neil J. Hennessy, President

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




     Name                                 Title                               Date
     ----                                 -----                               ----
/s/ Neil J. Hennessy             President (Principal Executive          December 3, 2004
-------------------------        Officer) and a Director
Neil J. Hennessy


/s/ Robert T. Doyle
-------------------------        Director                                December 3, 2004
Robert T. Doyle*


/s/ J. Dennis DeSousa
-------------------------        Director                                December 3, 2004
J. Dennis DeSousa*


/s/ Gerald P. Richardson
-------------------------        Director                                December 3, 2004
Gerald P. Richardson*


/s/ Teresa M. Nilsen
-------------------------        Treasurer (Principal Financial          December 3, 2004
Teresa M. Nilsen                 and Accounting Officer)



                                        *By  /s/ Neil J. Hennessy
                                             -----------------------------------
                                             Neil J. Hennessy
                                             Attorney-in-fact pursuant to the
                                             Power of Attorney filed herewith

                                  EXHIBIT INDEX

   Exhibit No.                                         Exhibit

        (a)(i)  Registrant's Articles of Incorporation, as supplemented*

       (a)(ii)  Amendment to the Articles of  Incorporation*

      (a)(iii)  Articles Supplementary*

           (b)  Registrant's Bylaws, as amended* (c) None

        (d)(i) Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)*

       (d)(ii) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund*

      (d)(iii) Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II*

        (e)(i)  Distribution  Agreement with Hennessy  Advisors,  Inc. (formerly
                known  as  Edward  J.   Hennessy,   Incorporated)   and   Quasar
                Distributors, LLC*

       (e)(ii) Amendment to Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC with respect to the Focus 30 Fund*

      (e)(iii) Amendment to Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC with respect to Cornerstone Growth Fund, Series II*

           (f)  None

           (g) Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)*

        (h)(i) Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC)*

       (h)(ii) Transfer Agent Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)*

      (h)(iii) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)*

       (h)(iv) Servicing Agreement between Registrant and Hennessy Advisors, Inc. *

        (h)(v) Amendment to Servicing Agreement between Registrant and Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II*

       (h)(vi)  Power of Attorney

           (i)  Opinion of Foley & Lardner, counsel for Registrant

           (j)  Consent of KPMG LLP

           (k)  None

           (l)  Subscription Agreement*

           (m)  None

           (n)  None

           (p) Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., and Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)*

--------------------

*        Incorporated by reference.